UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

July 31, 2014

MFS® HIGH INCOME FUND

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy has gathered momentum after a slow start to the year. Industrial output, consumer confidence and retail sales have all strengthened along with the labor market. However, the unemployment rate remains elevated and the housing market has cooled off. With second-quarter economic growth rebounding strongly, economists have a favorable outlook for the rest of the year.

China’s economy has picked up again, and Japan is moving steadily towards Prime Minister Abe’s economic goals, including an inflation rate of 2% by next spring. The eurozone’s economy appears to have turned a corner, with renewed growth. However, historically high unemployment persists, deflation remains a risk and Russian sanctions could present a new obstacle to regional growth.

With corporate earnings surpassing expectations, the greatest concerns now are related to conflicts in the Middle East and Ukraine as well as growing speculation on when the U.S. Federal Reserve will begin increasing interest rates.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

September 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.8%
Cable TV	5.5%
Midstream	5.1%
Medical & Health Technology & Services	4.9%
Metals & Mining	4.8%

Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	34.7%
B	46.9%
CCC	12.2%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
Not Rated	0.5%
Non-Fixed Income	0.3%
Cash & Other	2.8%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 7/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2014 through July 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2014 through July 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/14	Ending Account Value 7/31/14	Expenses Paid During Period (p) 2/01/14-7/31/14
A	Actual	0.91%	$1,000.00	$1,028.77	$4.58
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.66%	$1,000.00	$1,024.96	$8.33
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
C	Actual	1.66%	$1,000.00	$1,024.96	$8.33
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
I	Actual	0.66%	$1,000.00	$1,030.07	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R1	Actual	1.66%	$1,000.00	$1,024.93	$8.33
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
R2	Actual	1.16%	$1,000.00	$1,027.51	$5.83
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
R3	Actual	0.91%	$1,000.00	$1,025.93	$4.57
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R4	Actual	0.66%	$1,000.00	$1,030.07	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R5	Actual	0.59%	$1,000.00	$1,027.59	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
529A	Actual	0.95%	$1,000.00	$1,025.78	$4.77
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
529B	Actual	1.71%	$1,000.00	$1,021.85	$8.57
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
529C	Actual	1.71%	$1,000.00	$1,024.70	$8.58
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.1%
Issuer	Shares/Par	Value ($)

Aerospace - 2.2%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$3,280,000	$3,583,405
Bombardier, Inc., 7.75%, 3/15/20 (n)	2,770,000	2,991,600
Bombardier, Inc., 6.125%, 1/15/23 (n)	5,020,000	4,944,700
CPI International, Inc., 8.75%, 2/15/18	4,927,000	5,148,715
Gencorp, Inc., 7.125%, 3/15/21	5,375,000	5,817,363
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	6,842,650
TransDigm, Inc., 6%, 7/15/22 (z)	470,000	472,350
TransDigm, Inc., 6.5%, 7/15/24 (z)	1,975,000	1,994,750

		$31,795,533
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,176,875
PVH Corp., 4.5%, 12/15/22	2,945,000	2,849,288

		$6,026,163
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49 (d)(q)	$2,948,120	$405,661
CW Capital Cobalt Commercial Mortgage Trust, “E2”, CDO, 6%, 5/25/45 (a)(d)(p)(z)	1,387,564	192,996
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.535%, 4/26/50 (a)(d)(p)(z)	659,687	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.735%, 4/26/50 (a)(d)(p)(z)	2,063,671	21
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)	743,158	245,242
First Union National Bank Commercial Mortgage Trust, 6.75%, 10/15/32 (d)(q)	1,447,046	724,572
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	1,891	1,936
LB Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)	1,964,768	46,946
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39 (i)(z)	5,276,328	34,903

		$1,652,284
Automotive - 2.9%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,966,750
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	6,660,000	7,059,600
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	6,650,000	7,032,375
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,453,900
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	7,060,000	7,818,950
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	1,055,000	1,102,475

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 3/15/20	$1,350,000	$1,444,500
Lear Corp., 4.75%, 1/15/23	3,035,000	2,987,578
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,202,500
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)	2,795,000	2,836,925

		$41,905,553
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$3,641,000	$3,986,895
Clear Channel Communications, Inc., 9%, 3/01/21	3,262,000	3,372,093
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	830,000	867,350
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,080,000	3,234,000
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,756,350
Liberty Media Corp., 8.25%, 2/01/30	40,000	44,200
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,742,813
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,920,000	4,155,200
Univision Communications, Inc., 6.875%, 5/15/19 (n)	3,455,000	3,627,750
Univision Communications, Inc., 7.875%, 11/01/20 (n)	3,145,000	3,380,875
Univision Communications, Inc., 8.5%, 5/15/21 (n)	870,000	939,600

		$32,107,126
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 11/15/19	$7,590,000	$8,064,375

Building - 3.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$5,631,000	$5,912,550
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	950,000	983,250
Building Materials Holding Corp., 7%, 2/15/20 (n)	1,150,000	1,206,063
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	4,385,000	4,675,506
CEMEX Espana S.A., 9.25%, 5/12/20	3,215,000	3,480,238
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	1,180,000	1,277,350
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	669,000	680,708
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	546,000	569,888
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	910,000	964,600
Gibraltar Industries, Inc., 6.25%, 2/01/21	2,755,000	2,816,988
HD Supply, Inc., 8.125%, 4/15/19	2,470,000	2,667,600
HD Supply, Inc., 7.5%, 7/15/20	6,440,000	6,874,700
Headwaters, Inc., 7.25%, 1/15/19	2,210,000	2,309,450
Headwaters, Inc., 7.625%, 4/01/19	1,455,000	1,527,750
Nortek, Inc., 8.5%, 4/15/21	4,750,000	5,153,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	3,690,000	3,929,850
USG Corp., 7.875%, 3/30/20 (n)	1,570,000	1,705,413
USG Corp., 5.875%, 11/01/21 (n)	910,000	937,300

		$47,672,954

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/20		$3,670,000	$3,697,525
Equinix, Inc., 5.375%, 4/01/23		1,955,000	1,964,775
Fidelity National Information Services, Inc., 5%, 3/15/22		3,080,000	3,261,674
Iron Mountain, Inc., 8.375%, 8/15/21		1,729,000	1,793,838
Iron Mountain, Inc., 6%, 8/15/23		3,350,000	3,492,375
Lender Processing Services, Inc., 5.75%, 4/15/23		1,415,000	1,515,465
NeuStar, Inc., 4.5%, 1/15/23		4,795,000	4,075,750

			$19,801,402
Cable TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$6,590,000	$7,026,588
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		1,305,000	1,393,088
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		5,360,000	5,574,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		4,205,000	4,183,975
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		5,065,000	5,216,950
DISH DBS Corp., 6.75%, 6/01/21		3,410,000	3,751,000
DISH DBS Corp., 5%, 3/15/23		2,975,000	2,915,500
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		3,660,000	3,696,600
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		6,225,000	5,976,000
Intelsat Luxembourg S.A., 8.125%, 6/01/23		4,615,000	4,799,600
Lynx I Corp., 5.375%, 4/15/21 (n)		1,575,000	1,590,750
Lynx II Corp., 6.375%, 4/15/23 (n)		2,635,000	2,766,750
Numericable Group S.A., 6%, 5/15/22 (n)		5,325,000	5,351,625
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		1,020,000	981,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		460,000	470,350
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		2,535,000	2,357,550
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		2,340,000	2,351,700
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,875,000	2,668,291
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$4,235,000	4,256,175
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		3,833,000	4,043,815
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	2,225,000	3,262,130

			$74,634,587
Chemicals - 3.0%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$4,178,000	$4,522,685
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,760,000	1,751,200
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		3,365,000	3,575,313
Hexion U.S. Finance Corp., 6.625%, 4/15/20		2,190,000	2,277,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		4,005,000	4,133,160
Huntsman International LLC, 8.625%, 3/15/21		4,280,000	4,654,500
INEOS Finance PLC, 8.375%, 2/15/19 (n)		4,145,000	4,476,600
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		3,665,000	3,701,650

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	$2,745,000	$2,772,450
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	3,745,000	4,110,138
Tronox Finance LLC, 6.375%, 8/15/20	7,175,000	7,246,750

		$43,222,046
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,453,000	$1,525,650
VeriSign, Inc., 4.625%, 5/01/23	4,260,000	4,153,500

		$5,679,150
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6%, 6/15/21 (n)	$3,560,000	$3,729,100
Audatex North America, Inc., 6.125%, 11/01/23 (n)	835,000	872,575
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	3,795,000	4,032,188
CDW LLC/CDW Finance Corp., 6%, 8/15/22	1,915,000	1,915,000

		$10,548,863
Conglomerates - 2.0%
Amsted Industries Co., 5%, 3/15/22 (n)	$5,085,000	$5,046,863
BC Mountain LLC, 7%, 2/01/21 (n)	3,290,000	3,158,400
Dynacast International LLC, 9.25%, 7/15/19	2,295,000	2,513,025
Entegris, Inc., 6%, 4/01/22 (n)	5,505,000	5,683,913
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,585,000	5,626,888
Rexel S.A., 6.125%, 12/15/19 (n)	3,200,000	3,312,000
Silver II Borrower, 7.75%, 12/15/20 (n)	3,195,000	3,346,763

		$28,687,852
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,546,000	$1,580,785
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,555,000	2,682,750

		$4,263,535
Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$4,411,000	$4,554,358
Prestige Brands, Inc., 8.125%, 2/01/20	1,531,000	1,676,445
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	3,135,000	3,135,000
Spectrum Brands, Inc., 6.375%, 11/15/20	3,270,000	3,441,675

		$12,807,478
Consumer Services - 1.6%
ADT Corp., 6.25%, 10/15/21	$4,995,000	$5,169,825
ADT Corp., 4.125%, 6/15/23	1,585,000	1,434,425
Garda World Security Corp., 7.25%, 11/15/21 (z)	2,905,000	2,955,838

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Garda World Security Corp., 7.25%, 11/15/21 (z)	$1,200,000	$1,221,000
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	2,125,000	2,156,875
Monitronics International, Inc., 9.125%, 4/01/20	3,885,000	4,079,250
Service Corp. International, 7%, 6/15/17	2,630,000	2,912,725
Service Corp. International, 5.375%, 5/15/24 (n)	2,120,000	2,167,700

		$22,097,638
Containers - 3.0%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$737,012
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,110,000	4,418,250
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	432,000
Ardagh Packaging Finance PLC, 6%, 6/30/21 (z)	2,845,000	2,716,975
Ball Corp., 5%, 3/15/22	1,624,000	1,619,940
Ball Corp., 4%, 11/15/23	2,735,000	2,523,038
Berry Plastics Group, Inc., 5.5%, 5/15/22	5,470,000	5,333,250
Crown American LLC, 4.5%, 1/15/23	7,310,000	6,907,950
Greif, Inc., 6.75%, 2/01/17	1,410,000	1,533,375
Greif, Inc., 7.75%, 8/01/19	795,000	898,350
Reynolds Group, 7.125%, 4/15/19	2,925,000	3,034,688
Reynolds Group, 9.875%, 8/15/19	1,030,000	1,109,825
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,815,200
Reynolds Group, 8.25%, 2/15/21	5,025,000	5,326,500
Signode Industrial Group, 6.375%, 5/01/22 (z)	3,440,000	3,388,400

		$42,794,753
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$5,106,000	$5,629,365

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$4,010,000	$4,110,250
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,500,000	1,552,500
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)	1,165,000	1,135,875
Micron Technology, Inc., 5.875%, 2/15/22 (n)	3,305,000	3,470,250
Micron Technology, Inc., 5.5%, 2/01/25 (z)	2,290,000	2,278,550
Nokia Corp., 5.375%, 5/15/19	1,075,000	1,139,500
Nokia Corp., 6.625%, 5/15/39	1,345,000	1,435,788
NXP B.V., 5.75%, 2/15/21 (n)	1,770,000	1,840,800
NXP B.V., 5.75%, 3/15/23 (n)	3,430,000	3,541,475
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,770,000	3,939,650

		$24,444,638
Energy - Independent - 8.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$1,790,000	$1,727,350
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	1,495,000	1,442,675

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Antero Resources Finance Corp., 6%, 12/01/20	$3,740,000	$3,898,950
Antero Resources Finance Corp., 5.375%, 11/01/21	2,650,000	2,683,125
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	4,080,000	4,090,200
Baytex Energy Corp., 5.125%, 6/01/21 (z)	585,000	580,613
Baytex Energy Corp., 5.625%, 6/01/24 (z)	2,985,000	2,940,225
Bill Barrett Corp., 7%, 10/15/22	3,950,000	4,048,750
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,395,000	1,499,625
BreitBurn Energy Partners LP, 7.875%, 4/15/22	6,375,000	6,661,875
Chaparral Energy, Inc., 7.625%, 11/15/22	3,770,000	3,949,075
Chesapeake Energy Corp., 5.75%, 3/15/23	1,345,000	1,435,788
Concho Resources, Inc., 6.5%, 1/15/22	4,690,000	4,994,850
Concho Resources, Inc., 5.5%, 4/01/23	4,295,000	4,445,325
Denbury Resources, Inc., 4.625%, 7/15/23	3,755,000	3,510,925
EP Energy LLC, 6.875%, 5/01/19	1,435,000	1,503,163
EP Energy LLC, 9.375%, 5/01/20	5,265,000	5,830,988
EP Energy LLC, 7.75%, 9/01/22	6,260,000	6,823,400
EPL Oil & Gas, Inc., 8.25%, 2/15/18	4,555,000	4,759,975
Halcon Resources Corp., 8.875%, 5/15/21	5,825,000	6,043,438
Harvest Operations Corp., 6.875%, 10/01/17	3,985,000	4,293,838
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,870,000	1,991,550
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,440,000	1,465,200
Laredo Petroleum, Inc., 7.375%, 5/01/22	1,155,000	1,258,950
LINN Energy LLC, 8.625%, 4/15/20	2,050,000	2,165,313
LINN Energy LLC, 7.75%, 2/01/21	3,166,000	3,316,385
MEG Energy Corp., 6.5%, 3/15/21 (n)	2,285,000	2,347,838
MEG Energy Corp., 7%, 3/31/24 (n)	3,245,000	3,431,588
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	4,205,000	4,425,763
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	5,605,000	6,067,413
Range Resources Corp., 5%, 8/15/22	5,535,000	5,673,375
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	2,985,000	2,977,538
SandRidge Energy, Inc., 8.125%, 10/15/22	4,415,000	4,701,975
SM Energy Co., 6.5%, 11/15/21	4,230,000	4,536,675

		$121,523,716
Entertainment - 1.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$2,970,000	$3,200,175
Cedar Fair LP, 5.25%, 3/15/21	4,270,000	4,312,700
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,790,000	1,790,000
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,826,038
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,438,863
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	4,755,000	5,135,400
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,115,000	4,094,425

		$23,797,601

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 4.8%
Aircastle Ltd., 4.625%, 12/15/18	$3,385,000	$3,444,238
Aircastle Ltd., 5.125%, 3/15/21	1,815,000	1,819,538
Aviation Capital Group, 4.625%, 1/31/18 (n)	2,300,000	2,433,959
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,515,000	3,958,442
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,513,150
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,919,323
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,562,000	5,937,435
CIT Group, Inc., 5%, 8/15/22	4,690,000	4,842,425
Icahn Enterprises LP, 6%, 8/01/20	3,730,000	3,888,525
Icahn Enterprises LP, 5.875%, 2/01/22	5,785,000	5,897,084
International Lease Finance Corp., 7.125%, 9/01/18 (n)	2,634,000	3,015,930
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,615,000	2,588,850
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	5,115,000	5,217,300
SLM Corp., 4.875%, 6/17/19	930,000	936,975
SLM Corp., 8%, 3/25/20	6,735,000	7,610,550
SLM Corp., 7.25%, 1/25/22	4,225,000	4,626,375
SLM Corp., 6.125%, 3/25/24	2,140,000	2,086,500

		$67,736,599
Food & Beverages - 1.4%
B&G Foods, Inc., 4.625%, 6/01/21	$2,800,000	$2,730,000
Constellation Brands, Inc., 3.75%, 5/01/21	525,000	511,875
Constellation Brands, Inc., 4.25%, 5/01/23	3,885,000	3,836,438
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	4,595,000	4,721,363
H.J. Heinz Co., 4.25%, 10/15/20	2,610,000	2,593,688
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	4,560,000	4,788,000

		$19,181,364
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$3,130,000	$2,989,150
Tembec Industries, Inc., 11.25%, 12/15/18	2,880,000	3,088,800

		$6,077,950
Gaming & Lodging - 2.3%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$3,945,000	$4,161,975
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,750,000	1,662,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	3,515,000	3,497,425
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	4,025,000	4,216,188
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,965,000	2,082,900
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	715,000	732,875
MGM Resorts International, 6.625%, 12/15/21	3,540,000	3,827,625
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	2,545,000	2,716,788
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	2,185,000	2,250,550
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	3,870,000	3,840,975

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 8/15/20	$3,830,000	$4,126,825

		$33,116,626
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$244,000	$248,880

Industrial - 1.3%
Dematic S.A., 7.75%, 12/15/20 (n)	$5,925,000	$6,339,750
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,615,000	5,909,788
Hyva Global B.V., 8.625%, 3/24/16 (n)	2,489,000	2,576,115
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,676,900

		$18,502,553
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$1,090,000	$1,153,765
Eksportfinans A.S.A., 5.5%, 6/26/17	2,745,000	2,946,291

		$4,100,056
Machinery & Tools - 1.3%
H&E Equipment Services Co., 7%, 9/01/22	$4,955,000	$5,363,788
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,025,000	4,004,875
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	1,785,000	1,816,238
RSC Equipment Rental, Inc., 8.25%, 2/01/21	2,910,000	3,175,538
United Rentals North America, Inc., 7.625%, 4/15/22	3,667,000	4,042,868

		$18,403,307
Major Banks - 1.1%
Bank of America Corp., FRN, 5.2%, 12/31/49	$5,305,000	$4,973,438
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	4,920,000	4,993,800
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/31/49 (n)	1,370,000	1,572,075
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 12/31/49	3,320,000	3,951,464

		$15,490,777
Medical & Health Technology & Services - 4.7%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$840,000	$846,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	6,985,000	7,142,163
Davita, Inc., 6.625%, 11/01/20	5,625,000	5,906,250
Davita, Inc., 5.125%, 7/15/24	2,205,000	2,171,925
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	2,410,000	2,566,650
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,710,000	1,868,175
HCA, Inc., 7.25%, 9/15/20	1,010,000	1,068,075
HCA, Inc., 7.5%, 2/15/22	5,995,000	6,789,338
HCA, Inc., 5.875%, 3/15/22	6,325,000	6,736,125

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5%, 3/15/24	$2,930,000	$2,908,025
HealthSouth Corp., 8.125%, 2/15/20	5,915,000	6,240,325
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	6,310,000	6,451,975
Tenet Healthcare Corp., 8%, 8/01/20	6,500,000	6,938,750
Tenet Healthcare Corp., 4.5%, 4/01/21	5,265,000	5,120,213
Universal Health Services, Inc., 7.625%, 8/15/20	3,560,000	3,631,200

		$66,385,489
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 8/01/20	$2,248,000	$2,424,805
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,767,000	1,939,283
Teleflex, Inc., 6.875%, 6/01/19	2,975,000	3,146,063
Teleflex, Inc., 5.25%, 6/15/24 (n)	2,700,000	2,740,500

		$10,250,651
Metals & Mining - 4.6%
ArcelorMittal S.A., 6.75%, 2/25/22	$1,130,000	$1,223,225
ArcelorMittal S.A., 7.25%, 3/01/41	2,945,000	3,003,900
Arch Coal, Inc., 8%, 1/15/19 (n)	2,045,000	1,973,425
Arch Coal, Inc., 7.25%, 10/01/20	2,560,000	1,702,400
Century Aluminum Co., 7.5%, 6/01/21 (n)	4,715,000	4,997,900
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,933,700
Consol Energy, Inc., 8.25%, 4/01/20	3,985,000	4,244,025
Consol Energy, Inc., 6.375%, 3/01/21	1,545,000	1,622,250
Consol Energy, Inc., 5.875%, 4/15/22 (n)	3,910,000	3,953,988
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	7,343,000	7,636,720
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,698,000	2,775,568
FMG Resources, 6.875%, 4/01/22 (n)	1,070,000	1,138,213
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	5,220,000	5,598,450
GrafTech International Co., 6.375%, 11/15/20	4,385,000	4,483,663
Molycorp, Inc., 10%, 6/01/20	1,205,000	1,072,450
Peabody Energy Corp., 6%, 11/15/18	2,295,000	2,289,263
Steel Dynamics, Inc., 5.25%, 4/15/23	2,850,000	2,871,375
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	1,440,000	1,519,200
Suncoke Energy, Inc., 7.625%, 8/01/19	3,270,000	3,466,200
TMS International Corp., 7.625%, 10/15/21 (n)	2,855,000	3,026,300
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,960,000	1,950,200
Walter Energy, Inc., 8.5%, 4/15/21	3,680,000	1,766,400

		$65,248,815
Midstream - 5.1%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,180,000	$1,241,950
Access Midstream Partners Co., 4.875%, 5/15/23	5,245,000	5,402,350

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
AmeriGas Finance LLC, 6.75%, 5/20/20	$6,375,000	$6,709,688
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	1,050,000	992,250
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	4,155,000	4,082,288
Crestwood Midstream Partners LP, 6%, 12/15/20	3,815,000	3,929,450
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	2,420,000	2,498,650
El Paso Corp., 7.75%, 1/15/32	8,280,000	9,149,360
Energy Transfer Equity LP, 7.5%, 10/15/20	4,955,000	5,537,213
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,735,000	1,791,388
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	5,720,000	5,963,100
MarkWest Energy Partners LP, 5.5%, 2/15/23	3,325,000	3,449,688
MarkWest Energy Partners LP, 4.5%, 7/15/23	3,644,000	3,589,340
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	3,800,000	3,933,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,670,000	6,770,050
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	2,130,000	2,161,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,490,000	2,707,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	2,260,000	2,260,000

		$72,169,590
Municipals - 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27	$1,545,000	$1,370,091
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,635,000	1,598,801

		$2,968,892
Network & Telecom - 1.9%
Centurylink, Inc., 6.45%, 6/15/21	$4,205,000	$4,520,375
Centurylink, Inc., 6.75%, 12/01/23	1,205,000	1,307,425
Centurylink, Inc., 7.65%, 3/15/42	3,030,000	3,030,000
Citizens Communications Co., 9%, 8/15/31	4,755,000	5,064,075
Frontier Communications Corp., 8.125%, 10/01/18	1,030,000	1,179,350
Telecom Italia Capital, 6%, 9/30/34	1,515,000	1,484,700
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,990,000	3,870,300
TW Telecom Holdings, Inc., 5.375%, 10/01/22	2,580,000	2,792,850
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,100,000	1,190,750
Windstream Corp., 7.75%, 10/15/20	2,615,000	2,798,050

		$27,237,875
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$5,435,000	$5,733,925
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,675,000	4,452,938
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	3,290,000	3,409,263

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - continued
Unit Corp., 6.625%, 5/15/21	$4,525,000	$4,751,250

		$18,347,376
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$1,475,000	$1,519,250

Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 12/31/49 (n)	$3,791,000	$5,203,148

Pharmaceuticals - 1.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)	$5,255,000	$5,557,163
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	3,170,000	3,185,850
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	1,995,000	2,084,775
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,495,000	6,787,275
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,850,000	4,081,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)	2,850,000	3,078,000

		$24,774,063
Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)	$2,550,000	$2,581,875
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	4,155,000	4,248,488
IAMGOLD Corp., 6.75%, 10/01/20 (n)	1,627,000	1,496,840

		$8,327,203
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)	$297,449	$312,321
Gannett Co., Inc., 6.375%, 10/15/23 (n)	3,430,000	3,618,650
Gannett Co., Inc., 5.125%, 7/15/20	1,645,000	1,661,450
Lamar Media Corp., 5%, 5/01/23	3,160,000	3,132,350
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,765,000	2,723,525

		$11,448,296
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$2,710,000	$2,750,650

Real Estate - Healthcare - 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$4,880,000	$5,124,000
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	3,435,000	3,692,625
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,810,000	4,057,650

		$12,874,275
Real Estate - Other - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$3,105,000	$3,167,100
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	6,085,000	6,206,700

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Other - continued
ERP Properties, REIT, 7.75%, 7/15/20	$3,050,000	$3,698,833
ERP Properties, REIT, 5.75%, 8/15/22	815,000	884,828
Felcor Lodging LP, REIT, 5.625%, 3/01/23	4,255,000	4,255,000

		$18,212,461
Retailers - 1.8%
Best Buy Co., Inc., 5.5%, 3/15/21	$5,555,000	$5,707,763
Bon Ton Stores, Inc., 8%, 6/15/21	2,990,000	2,720,900
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	3,540,000	3,887,380
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	3,060,000	3,090,600
Limited Brands, Inc., 7%, 5/01/20	1,520,000	1,717,600
Limited Brands, Inc., 6.95%, 3/01/33	1,080,000	1,123,200
Rite Aid Corp., 9.25%, 3/15/20	4,640,000	5,196,800
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	1,755,000	1,869,075

		$25,313,318
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$4,245,000	$4,329,900

Specialty Stores - 0.5%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$3,340,000	$3,289,900
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)	1,510,000	1,570,400
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,905,000	2,861,425

		$7,721,725
Telecommunications - Wireless - 4.2%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,430,550
Crown Castle International Corp., 5.25%, 1/15/23	3,860,000	3,898,600
Digicel Group Ltd., 8.25%, 9/01/17 (n)	3,050,000	3,118,625
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,430,000	1,540,825
Digicel Group Ltd., 6%, 4/15/21 (n)	1,535,000	1,561,863
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	2,221,835
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,522,389
Sprint Capital Corp., 6.875%, 11/15/28	4,745,000	4,626,375
Sprint Corp., 7.875%, 9/15/23 (n)	4,665,000	4,991,550
Sprint Corp., 7.125%, 6/15/24 (n)	5,175,000	5,278,500
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,485,700
Sprint Nextel Corp., 6%, 11/15/22	3,600,000	3,546,000
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	581,244
T-Mobile USA, Inc., 6.5%, 1/15/24	1,715,000	1,787,888
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,834,800
T-Mobile USA, Inc., 6.25%, 4/01/21	6,685,000	6,985,825
T-Mobile USA, Inc., 6.633%, 4/28/21	3,350,000	3,517,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,950,000	3,861,125

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	$4,430,000	$4,618,275

		$60,409,469
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$1,240,000	$1,314,400
Level 3 Financing, Inc., 8.625%, 7/15/20	1,315,000	1,430,063

		$2,744,463
Transportation - Services - 2.2%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,795,000	$5,016,769
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	5,805,000	6,356,475
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	677,000	690,540
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,914,000	3,962,925
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	4,270,000	4,344,725
Stena AB, 7%, 2/01/24 (n)	6,510,000	6,868,050
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,545,000	2,554,544
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	953,000	1,022,093

		$30,816,121
Utilities - Electric Power - 1.8%
AES Corp., 7.375%, 7/01/21	$2,560,000	$2,918,400
Calpine Corp., 5.375%, 1/15/23	2,225,000	2,180,500
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,734,750
Covanta Holding Corp., 6.375%, 10/01/22	1,520,000	1,615,000
InterGen N.V., 7%, 6/30/23 (n)	2,775,000	2,761,125
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,321,250
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,740,000	1,792,200
NRG Energy, Inc., 6.625%, 3/15/23	4,080,000	4,202,400

		$25,525,625
Total Bonds (Identified Cost, $1,284,177,471)		$1,296,593,379

Floating Rate Loans (g)(r) - 3.7%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$2,864,098	$2,843,640

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,227,594	$4,197,870
HD Supply, Term Loan B, 6/28/18 (o)	2,319,361	2,316,462

		$6,514,332
Cable TV - 0.2%
Cequel Communications LLC, Term Loan, 2/14/19 (o)	$2,325,940	$2,310,433

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.5%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$3,809,837	$3,771,739
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	2,804,308	2,791,602

		$6,563,341
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,775,739	$2,774,873

Containers - 0.1%
Berry Plastics, Term Loan E, 1/06/21 (o)	$2,164,128	$2,143,164

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,808,811	$3,799,860

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,612,289	$1,611,425

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,503,073	$1,507,567

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$1,027,119	$1,026,569

Gaming & Lodging - 0.3%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,834,534	$3,814,564

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 4.25%, 1/16/21	$653,155	$654,425
Davita Healthcare, Term Loan B, 3.5%, 5/29/21	1,481,536	1,478,097

		$2,132,522
Metals & Mining - 0.1%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19	$2,018,849	$2,011,279

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/21	$2,698,235	$2,681,371

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$1,149,016	$1,159,070

Specialty Stores - 0.2%
Mens Wearhouse, Inc., Term Loan B, 4.5%, 4/16/21	$3,076,336	$3,099,408

Transportation - Services - 0.3%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$4,104,700	$4,120,093

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,595,367	$3,520,652
Total Floating Rate Loans (Identified Cost, $53,811,689)		$53,634,163

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$325,340

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	76,223	$13,682
Total Common Stocks (Identified Cost, $2,168,949)		$339,022

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/15 (Identified Cost, $821,790) (a)(d)	$828,000	$840,420

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (Identified Cost, $2,370,188) (z)	2,489	$2,476,555

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	50,845,650	$50,845,650
Total Investments (Identified Cost, $1,394,195,737)		$1,404,729,189

Other Assets, Less Liabilities - 1.3%		18,768,800
Net Assets - 100.0%		$1,423,497,989

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $446,619,178 representing 31.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

20

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$149,175	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	—	—
Total	$149,175	$—

(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	6/02/14	$1,165,000	$1,135,875
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	2,370,188	2,476,555
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	1,790,000	1,727,350
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14	1,495,000	1,442,675
American Media, Inc., 13.5%, 6/15/18	12/28/10	300,469	312,321
Ardagh Packaging Finance PLC, 6%, 6/30/21	6/20/14-6/24/14	2,865,552	2,716,975
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	4,136,651	4,090,200
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14-7/15/14	2,568,331	2,581,875
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	585,000	580,613
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	3,002,843	2,940,225
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	840,000	846,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	7,191,954	7,142,163
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	1,475,000	1,519,250
CW Capital Cobalt Commercial Mortgage Trust, “E2”, CDO, 6%, 5/25/45	3/20/06-5/25/14	1,348,101	192,996
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.535%, 4/26/50	4/12/06-4/26/14	657,150	7

21

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.735%, 4/26/50	4/12/06-4/26/14	$2,054,697	$21
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	9/24/13-6/02/14	5,601,681	5,557,163
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	54,276	245,242
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	2/14/11	1,843	1,936
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	1,270,645	1,221,000
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	3,053,429	2,955,838
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	1,785,000	1,816,238
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	1,560,915	1,570,400
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	2,290,000	2,278,550
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39	7/20/04	285,614	34,903
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	2,372,484	2,351,700
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	12/12/13-5/13/14	2,130,000	2,161,950
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	3,039,927	2,977,538
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	2,878,375	2,836,925
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	3,469,111	3,388,400
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	1,513,031	1,519,200
TransDigm, Inc., 6%, 7/15/22	5/20/14	470,000	472,350
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	1,984,800	1,994,750
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	4,430,000	4,618,275
Total Restricted Securities			$67,707,759
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	8,111,201	10/10/14	$11,044,617	$10,863,796	$180,821

22

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Deutsche Bank AG	2,067,000	10/10/14	$2,820,883	$2,768,452	$(52,431)

Futures Contracts Outstanding at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	110	$13,707,031	September - 2014	$119,870

Swap Agreements at 7/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	12,761,100	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$1,088,369
12/20/17	USD	4,950,000	JPMorgan Chase Bank, N.A. (b)	5.0% (fixed rate)	(1)	422,175

						$1,510,544

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $443,448.
(b)	Net unamortized premiums paid by the fund amounted to $175,779.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2014, the fund had cash collateral of $521,947 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,343,350,087)	$1,353,883,539
Underlying affiliated funds, at cost and value	50,845,650
Total investments, at value (identified cost, $1,394,195,737)	$1,404,729,189
Cash	1,882,648
Restricted cash	521,947
Receivables for
Forward foreign currency exchange contracts	180,821
Daily variation margin on open futures contracts	148,155
Investments sold	12,604,894
Fund shares sold	1,304,583
Interest	24,122,908
Swaps, at value (net unamortized premiums paid, $619,227)	1,510,544
Other assets	2,723
Total assets	$1,447,008,412
Liabilities
Payables for
Distributions	$351,145
Forward foreign currency exchange contracts	52,431
Investments purchased	15,332,841
Fund shares reacquired	6,818,123
Payable to affiliates
Investment adviser	30,648
Shareholder servicing costs	754,433
Distribution and service fees	12,505
Program manager fees	15
Payable for independent Trustees’ compensation	55,375
Accrued expenses and other liabilities	102,907
Total liabilities	$23,510,423
Net assets	$1,423,497,989
Net assets consist of
Paid-in capital	$1,587,065,499
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,669,714
Accumulated net realized gain (loss) on investments and foreign currency	(172,342,624)
Accumulated distributions in excess of net investment income	(2,894,600)
Net assets	$1,423,497,989
Shares of beneficial interest outstanding	395,890,290

24

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$464,065,263	129,052,328	$3.60
Class B	30,268,529	8,404,012	3.60
Class C	73,819,576	20,460,542	3.61
Class I	73,230,825	20,402,992	3.59
Class R1	1,369,966	380,468	3.60
Class R2	3,212,450	892,932	3.60
Class R3	7,025,519	1,954,635	3.59
Class R4	565,606	157,250	3.60
Class R5	764,386,951	212,641,085	3.59
Class 529A	3,413,181	949,678	3.59
Class 529B	346,532	96,390	3.60
Class 529C	1,793,591	497,978	3.60

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.78 [100 / 95.25 x $3.60] and $3.77 [100 / 95.25 x $3.59], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$43,856,802
Dividends	133,622
Dividends from underlying affiliated funds	21,701
Total investment income	$44,012,125
Expenses
Management fee	$3,201,787
Distribution and service fees	1,155,376
Program manager fees	2,725
Shareholder servicing costs	822,313
Administrative services fee	85,359
Independent Trustees’ compensation	18,314
Custodian fee	95,925
Shareholder communications	31,986
Audit and tax fees	38,114
Legal fees	7,115
Miscellaneous	96,751
Total expenses	$5,555,765
Fees paid indirectly	(435)
Reduction of expenses by investment adviser and distributor	(50,702)
Net expenses	$5,504,628
Net investment income	$38,507,497
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$15,428,663
Futures contracts	(225,317)
Swap agreements	189,481
Foreign currency	20,169
Net realized gain (loss) on investments and foreign currency	$15,412,996
Change in unrealized appreciation (depreciation)
Investments	$(14,867,843)
Futures contracts	119,870
Swap agreements	64,390
Translation of assets and liabilities in foreign currencies	(8,735)
Net unrealized gain (loss) on investments and foreign currency translation	$(14,692,318)
Net realized and unrealized gain (loss) on investments and foreign currency	$720,678
Change in net assets from operations	$39,228,175

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/14	Year ended 1/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$38,507,497	$73,069,979
Net realized gain (loss) on investments and foreign currency	15,412,996	29,577,477
Net unrealized gain (loss) on investments and foreign currency translation	(14,692,318)	(29,897,478)
Change in net assets from operations	$39,228,175	$72,749,978
Distributions declared to shareholders
From net investment income	$(40,769,924)	$(75,775,810)
Change in net assets from fund share transactions	$75,588,743	$129,446,682
Total change in net assets	$74,046,994	$126,420,850
Net assets
At beginning of period	1,349,450,995	1,223,030,145
At end of period (including accumulated distributions in excess of net investment income of $2,894,600 and $632,173, respectively)	$1,423,497,989	$1,349,450,995

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/14		Years ended 1/31
Class A			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.26	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20		$0.22	$0.23	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	(0.00	)(w)	0.18	(0.07)	0.26	0.77
Total from investment operations	$0.10		$0.20		$0.40	$0.16	$0.51	$1.02
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)		$(0.23)	$(0.24)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.26
Total return (%) (r)(s)(t)(x)	2.88	(n)	5.71		12.05	4.77	16.22	42.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93		0.93	0.93	0.93	1.00
Expenses after expense reductions (f)	0.91	(a)	0.92		0.93	0.92	0.93	1.00
Net investment income	5.42	(a)	5.64		6.39	6.76	7.53	8.68
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$464,065		$457,198		$504,600	$462,232	$501,139	$531,990

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class B			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.53	$3.26	$2.50
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.20	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.18	(0.09)	0.26	0.76
Total from investment operations	$0.09		$0.17		$0.38	$0.12	$0.49	$0.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.21)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.53	$3.26
Total return (%) (r)(s)(t)(x)	2.50	(n)	4.93		11.22	3.70	15.69	41.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68		1.67	1.67	1.68	1.75
Expenses after expense reductions (f)	1.66	(a)	1.68		1.67	1.67	1.68	1.75
Net investment income	4.66	(a)	4.86		5.59	5.99	6.78	8.11
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$30,269		$31,175		$31,656	$25,983	$37,772	$46,690

	Six months ended 7/31/14		Years ended 1/31
Class C			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.61		$3.62		$3.45	$3.53	$3.27	$2.50
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.20	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.18	(0.08)	0.25	0.77
Total from investment operations	$0.09		$0.17		$0.38	$0.13	$0.48	$1.00
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.21)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.61		$3.61		$3.62	$3.45	$3.53	$3.27
Total return (%) (r)(s)(t)(x)	2.50	(n)	4.93		11.21	4.00	15.34	41.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68		1.67	1.67	1.68	1.74
Expenses after expense reductions (f)	1.66	(a)	1.68		1.67	1.67	1.68	1.74
Net investment income	4.64	(a)	4.86		5.61	5.99	6.74	7.80
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$73,820		$76,490		$81,710	$75,309	$80,802	$73,475

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class I			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.59		$3.60		$3.44	$3.52	$3.25	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21		$0.24	$0.24	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.16	(0.07)	0.27	0.76
Total from investment operations	$0.11		$0.21		$0.40	$0.17	$0.53	$1.02
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)		$(0.24)	$(0.25)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$3.59		$3.59		$3.60	$3.44	$3.52	$3.25
Total return (%) (r)(s)(x)	3.01	(n)	5.98		12.02	5.03	16.86	42.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68		0.67	0.68	0.68	0.75
Expenses after expense reductions (f)	0.66	(a)	0.68		0.67	0.68	0.68	0.75
Net investment income	5.66	(a)	5.88		6.86	7.02	7.75	8.97
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$73,231		$67,027		$70,506	$448,607	$386,185	$283,704

	Six months ended 7/31/14		Years ended 1/31
Class R1			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.26	$2.50
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.20	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.18	(0.08)	0.25	0.76
Total from investment operations	$0.09		$0.17		$0.38	$0.13	$0.48	$0.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.21)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.26
Total return (%) (r)(s)(x)	2.49	(n)	4.93		11.22	4.00	15.36	41.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68		1.68	1.67	1.68	1.74
Expenses after expense reductions (f)	1.66	(a)	1.68		1.68	1.67	1.68	1.74
Net investment income	4.65	(a)	4.87		5.65	6.01	6.78	7.96
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$1,370		$1,199		$1,137	$1,201	$1,138	$1,200
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class R2			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.26	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19		$0.22	$0.22	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.17	(0.07)	0.26	0.78
Total from investment operations	$0.10		$0.19		$0.39	$0.15	$0.50	$1.02
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)		$(0.22)	$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.26
Total return (%) (r)(s)(x)	2.75	(n)	5.45		11.77	4.51	15.93	42.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.18		1.18	1.18	1.18	1.25
Expenses after expense reductions (f)	1.16	(a)	1.18		1.18	1.17	1.18	1.25
Net investment income	5.16	(a)	5.38		6.18	6.52	7.27	8.47
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$3,212		$3,469		$4,103	$5,639	$5,653	$5,251

	Six months ended 7/31/14		Years ended 1/31
Class R3			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.25	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20		$0.22	$0.23	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01	)(g)	(0.00	)(w)	0.18	(0.07)	0.27	0.76
Total from investment operations	$0.09		$0.20		$0.40	$0.16	$0.52	$1.01
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)		$(0.23)	$(0.24)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$3.59		$3.60		$3.61	$3.44	$3.52	$3.25
Total return (%) (r)(s)(x)	2.59	(n)	5.71		12.05	4.77	16.58	42.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93		0.93	0.93	0.93	1.00
Expenses after expense reductions (f)	0.91	(a)	0.93		0.93	0.93	0.93	1.00
Net investment income	5.43	(a)	5.63		6.39	6.78	7.54	8.75
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$7,026		$8,046		$8,183	$7,376	$7,281	$7,929

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class R4			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.26	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21		$0.23	$0.24	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.18	(0.07)	0.26	0.77
Total from investment operations	$0.11		$0.21		$0.41	$0.17	$0.52	$1.03
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)		$(0.24)	$(0.25)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.26
Total return (%) (r)(s)(x)	3.01	(n)	5.98		12.33	5.04	16.50	43.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68		0.68	0.68	0.68	0.74
Expenses after expense reductions (f)	0.66	(a)	0.68		0.68	0.67	0.68	0.74
Net investment income	5.65	(a)	5.86		6.65	7.02	7.72	8.78
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$566		$464		$302	$331	$316	$148

	Six months ended 7/31/14		Years ended 1/31
Class R5			2014		2013 (i)
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.41
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	(0.00	)(w)	0.21
Total from investment operations	$0.10		$0.21		$0.36
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)		$(0.16)
Net asset value, end of period (x)	$3.59		$3.60		$3.61
Total return (%) (r)(s)(x)	2.76	(n)	6.06		10.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61		0.63	(a)
Expenses after expense reductions (f)	0.59	(a)	0.61		0.63	(a)
Net investment income	5.72	(a)	5.93		6.37	(a)
Portfolio turnover	27	(n)	46		38
Net assets at end of period (000 omitted)	$764,387		$699,123		$516,399

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class 529A			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.43	$3.52	$3.25	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20		$0.22	$0.23	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01	)(g)	(0.00	)(w)	0.19	(0.08)	0.26	0.76
Total from investment operations	$0.09		$0.20		$0.41	$0.15	$0.51	$1.01
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)		$(0.23)	$(0.24)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.59		$3.60		$3.61	$3.43	$3.52	$3.25
Total return (%) (r)(s)(t)(x)	2.58	(n)	5.69		12.33	4.40	16.46	42.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03		1.03	1.03	1.03	1.10
Expenses after expense reductions (f)	0.95	(a)	0.96		0.98	1.00	1.03	1.10
Net investment income	5.38	(a)	5.60		6.31	6.71	7.41	8.62
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$3,413		$3,164		$2,748	$1,719	$1,215	$858

	Six months ended 7/31/14		Years ended 1/31
Class 529B			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.25	$2.49
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.20	$0.20	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.17	(0.07)	0.27	0.76
Total from investment operations	$0.09		$0.17		$0.37	$0.13	$0.49	$0.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.20)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.25
Total return (%) (r)(s)(t)(x)	2.47	(n)	4.87		11.17	3.92	15.60	41.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78		1.78	1.78	1.78	1.84
Expenses after expense reductions (f)	1.71	(a)	1.73		1.73	1.75	1.78	1.84
Net investment income	4.61	(a)	4.83		5.60	5.95	6.65	7.82
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$347		$337		$375	$362	$398	$315

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class 529C			2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$3.60		$3.61		$3.44	$3.52	$3.26	$2.50
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17		$0.20	$0.20	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	0.17	(0.07)	0.26	0.76
Total from investment operations	$0.09		$0.17		$0.37	$0.13	$0.48	$0.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.20)	$(0.21)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$3.60		$3.60		$3.61	$3.44	$3.52	$3.26
Total return (%) (r)(s)(t)(x)	2.47	(n)	4.88		11.17	3.92	15.25	41.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78		1.77	1.77	1.78	1.84
Expenses after expense reductions (f)	1.71	(a)	1.73		1.72	1.74	1.77	1.84
Net investment income	4.60	(a)	4.81		5.56	5.94	6.61	7.71
Portfolio turnover	27	(n)	46		38	60	66	58
Net assets at end of period (000 omitted)	$1,794		$1,758		$1,311	$1,060	$739	$462

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

35

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

36

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements.

37

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$325,340	$2,490,237	$—	$2,815,577
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	—	—	—
Non-U.S. Sovereign Debt	—	4,100,056	—	4,100,056
Municipal Bonds	—	2,968,892	—	2,968,892
U.S. Corporate Bonds	—	1,042,479,848	—	1,042,479,848
Residential Mortgage-Backed Securities	—	—	—	—
Commercial Mortgage-Backed Securities	—	1,457,325	—	1,457,325
Asset-Backed Securities (including CDOs)	—	194,959	—	194,959
Foreign Bonds	—	246,232,720	—	246,232,720
Other Fixed Income Securities	—	—	—	—
Commodity Linked Structured Notes	—	—	—	—
Floating Rate Loans	—	53,634,162	—	53,634,162
Purchased Currency Options	—	—	—	—
Short Term Securities	—	—	—	—
Mutual Funds	50,845,650	—	—	50,845,650
Total Investments	$51,170,990	$1,353,558,199	$—	$1,404,729,189

Other Financial Instruments
Futures Contracts	$119,870	$—	$—	$119,870
Swap Agreements	—	1,510,544	—	1,510,544
Forward Foreign Currency Exchange Contracts	—	128,390	—	128,390

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/14	$372,730
Change in unrealized appreciation (depreciation)	(359,048)
Transfers out of level 3	(13,682)
Balance as of 7/31/14	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

38

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$119,870	$—
Foreign Exchange	Forward Foreign Currency Exchange	180,821	52,431
Credit	Credit Default Swaps	1,510,544	—
Total		$1,811,235	$52,431

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(225,317)	$—	$—	$—
Foreign Exchange	—	—	32,283	—
Equity	—	—	—	(196,758)
Credit	—	189,481	—	—
Total	$(225,317)	$189,481	$32,283	$(196,758)

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$119,870	$—	$—
Foreign Exchange	—	—	(7,124)
Credit	—	64,390	—
Total	$119,870	$64,390	$(7,124)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a

40

Notes to Financial Statements (unaudited) – continued

specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

41

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement

42

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

43

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

44

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/14
Ordinary income (including any short-term capital gains)	$75,775,810

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/14
Cost of investments	$1,398,928,426
Gross appreciation	25,797,320
Gross depreciation	(19,996,557)
Net unrealized appreciation (depreciation)	$5,800,763

As of 1/31/14
Undistributed ordinary income	6,997,710
Capital loss carryforwards	(182,691,121)
Other temporary differences	(6,775,989)
Net unrealized appreciation (depreciation)	20,443,639

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be

45

Notes to Financial Statements (unaudited) – continued

carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

1/31/15	$(39,404,014)
1/31/16	(1,964,268)
1/31/17	(94,687,685)
1/31/18	(46,635,154)
Total	$(182,691,121)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/14	Year ended 1/31/14
Class A	$13,297,737	$27,450,146
Class B	768,799	1,597,298
Class C	1,905,845	3,974,966
Class I	2,116,450	4,156,482
Class R1	30,933	60,382
Class R2	92,797	211,219
Class R3	214,198	466,092
Class R4	14,976	27,296
Class R5	22,181,105	37,563,574
Class 529A	95,107	174,398
Class 529B	8,551	18,319
Class 529C	43,426	75,638
Total	$40,769,924	$75,775,810

46

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2014, this management fee reduction amounted to $28,126, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.42% of average daily net assets in excess of $3 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $96,858 and $895 for the six months ended July 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$579,888
Class B	0.75%	0.25%	1.00%	1.00%	154,293
Class C	0.75%	0.25%	1.00%	1.00%	382,469
Class R1	0.75%	0.25%	1.00%	1.00%	6,221
Class R2	0.25%	0.25%	0.50%	0.50%	8,462
Class R3	—	0.25%	0.25%	0.25%	9,311
Class 529A	—	0.25%	0.25%	0.23%	4,172
Class 529B	0.75%	0.25%	1.00%	1.00%	1,735
Class 529C	0.75%	0.25%	1.00%	1.00%	8,825
Total Distribution and Service Fees					$1,155,376

47

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2014, this rebate amounted to $19,043, $186, $271, and $259 for Class A, Class B, Class C, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2014, were as follows:

Amount
Class A	$6,459
Class B	25,585
Class C	1,805
Class 529C	50

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on May 31, 2015, unless MFD elects to extend the waiver. For the six months ended July 31, 2014, this waiver amounted to $1,362 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$1,668	$834
Class 529B	174	87
Class 529C	883	441
Total Program Manager Fees and Waivers	$2,725	$1,362

48

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2014, the fee was $146,090, which equated to 0.0210% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $285,186.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2014, these costs for the fund amounted to $391,037 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.0123% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

49

Notes to Financial Statements (unaudited) – continued

$1,591 and the Retirement Deferral plan resulted in an expense of $1,611. Both amounts are included in independent Trustees’ compensation for the six months ended July 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $55,332 at July 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended July 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,639 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,455, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $427,590,869 and $364,918,417, respectively.

50

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,466,262	$38,101,381	25,630,750	$91,907,736
Class B	594,158	2,166,576	2,354,320	8,463,048
Class C	1,363,633	4,979,321	3,866,994	13,904,327
Class I	3,552,810	12,920,199	6,053,937	21,543,523
Class R1	79,559	289,223	70,368	252,695
Class R2	74,406	270,889	176,563	634,597
Class R3	135,227	491,452	599,639	2,153,932
Class R4	35,815	130,661	54,752	197,181
Class R5	14,212,750	51,765,788	43,452,780	155,743,080
Class 529A	99,486	360,948	229,648	825,301
Class 529B	5,132	18,650	12,945	46,632
Class 529C	34,154	124,592	169,740	611,992
	30,653,392	$111,619,680	82,672,436	$296,284,044

Shares issued to shareholders in reinvestment of distributions
Class A	3,203,936	$11,662,026	6,398,168	$22,924,324
Class B	188,041	685,394	385,184	1,382,417
Class C	431,764	1,576,668	885,645	3,185,808
Class I	554,110	2,012,075	1,106,822	3,959,876
Class R1	8,473	30,882	16,828	60,382
Class R2	24,830	90,385	58,091	208,225
Class R3	58,869	214,198	130,110	466,092
Class R4	4,118	14,976	7,616	27,296
Class R5	6,097,153	22,181,105	10,489,697	37,563,472
Class 529A	26,014	94,601	48,507	173,730
Class 529B	2,344	8,529	5,052	18,093
Class 529C	11,902	43,382	21,014	75,417
	10,611,554	$38,614,221	19,552,734	$70,045,132

51

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(11,718,885)	$(42,647,415)	(44,801,118)	$(160,678,285)
Class B	(1,030,446)	(3,756,890)	(2,845,826)	(10,206,866)
Class C	(2,526,024)	(9,223,721)	(6,127,640)	(22,016,866)
Class I	(2,370,615)	(8,582,418)	(8,070,353)	(28,903,905)
Class R1	(40,340)	(147,253)	(69,109)	(249,211)
Class R2	(170,082)	(618,407)	(407,569)	(1,458,053)
Class R3	(476,943)	(1,735,767)	(760,847)	(2,729,722)
Class R4	(11,594)	(42,290)	(17,097)	(61,026)
Class R5	(2,071,172)	(7,539,583)	(2,694,150)	(9,669,761)
Class 529A	(55,879)	(203,007)	(160,178)	(573,482)
Class 529B	(4,878)	(17,841)	(28,089)	(101,282)
Class 529C	(36,011)	(130,566)	(65,502)	(234,035)
	(20,512,869)	$(74,645,158)	(66,047,478)	$(236,882,494)

Net change
Class A	1,951,313	$7,115,992	(12,772,200)	$(45,846,225)
Class B	(248,247)	(904,920)	(106,322)	(361,401)
Class C	(730,627)	(2,667,732)	(1,375,001)	(4,926,731)
Class I	1,736,305	6,349,856	(909,594)	(3,400,506)
Class R1	47,692	172,852	18,087	63,866
Class R2	(70,846)	(257,133)	(172,915)	(615,231)
Class R3	(282,847)	(1,030,117)	(31,098)	(109,698)
Class R4	28,339	103,347	45,271	163,451
Class R5	18,238,731	66,407,310	51,248,327	183,636,791
Class 529A	69,621	252,542	117,977	425,549
Class 529B	2,598	9,338	(10,092)	(36,557)
Class 529C	10,045	37,408	125,252	453,374
	20,752,077	$75,588,743	36,177,692	$129,446,682

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 22%, 18%, 10%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund (formerly known as the MFS Lifetime Retirement Income Fund), the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

52

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2014, the fund’s commitment fee and interest expense were $2,715 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(8) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,626,266	191,039,228	(173,819,844)	50,845,650

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,701	$50,845,650

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

54

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the total expense ratio was approximately at the Lipper expense group median.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion, and that MFS has agreed in writing to implement an additional breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $3 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

56

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

57

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2014

MFS® GLOBAL HIGH YIELD FUND

(formerly MFS® High Yield Opportunities Fund)

HYO-SEM

MFS® GLOBAL HIGH YIELD FUND

(formerly MFS® High Yield Opportunities Fund)

Note to Shareholders: Effective March 31, 2014, the fund’s name changed from MFS High Yield Opportunities Fund to MFS Global High Yield Fund.

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy has gathered momentum after a slow start to the year. Industrial output, consumer confidence and retail sales have all strengthened along with the labor market. However, the unemployment rate remains elevated and the housing market has cooled off. With second-quarter economic growth rebounding strongly, economists have a favorable outlook for the rest of the year.

China’s economy has picked up again, and Japan is moving steadily towards Prime Minister Abe’s economic goals, including an inflation rate of 2% by next spring. The eurozone’s economy appears to have turned a corner, with renewed growth. However, historically high unemployment persists, deflation remains a risk and Russian sanctions could present a new obstacle to regional growth.

With corporate earnings surpassing expectations, the greatest concerns now are related to conflicts in the Middle East and Ukraine as well as growing speculation on when the U.S. Federal Reserve will begin increasing interest rates.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

September 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	7.2%
Telecommunications-Wireless	5.8%
Cable TV	5.6%
Building	4.9%
Metals & Mining	4.5%

Composition including fixed income credit quality (a)(i)
BBB	4.5%
BB	35.1%
B	47.3%
CCC	9.9%
CC (o)	0.0%
C	0.1%
Not Rated	0.1%
Non-Fixed Income	0.2%
Cash & Other	2.8%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.1 yrs.

Issuer country weightings (i)(x)
United States	61.9%
Canada	4.3%
United Kingdom	3.9%
Mexico	3.3%
Luxembourg	2.8%
Brazil	2.2%
France	2.0%
Italy	1.8%
Netherlands	1.7%
Other Countries	16.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 7/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2014 through July 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2014 through July 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/14	Ending Account Value 7/31/14	Expenses Paid During Period (p) 2/01/14-7/31/14
A	Actual	1.05%	$1,000.00	$1,034.47	$5.30
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,030.59	$9.06
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,032.19	$9.07
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,035.75	$4.04
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,032.15	$9.07
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,033.16	$6.55
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,036.03	$5.30
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,035.70	$4.04
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R5	Actual	0.71%	$1,000.00	$1,036.22	$3.58
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 24.9%
Issuer	Shares/Par		Value ($)
Asset-Backed & Securitized - 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.534%, 4/21/38 (z)		$1,136,457	$883,507
Banc of America Commercial Mortgage, Inc., FRN, 6.277%, 2/10/51 (z)		3,830,049	1,959,633
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49 (d)(q)		2,500,000	344,000
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		1,334,298	66,715
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)		94,278	31,112
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)		995	1,018
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2/18/30 (i)		288,377	6,890
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39 (i)(z)		1,106,693	7,321
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33 (a)(c)(z)		1,775,000	0

			$3,300,196
Automotive - 0.4%
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		$920,000	$1,018,900
Schaeffler Finance B.V., 4.25%, 5/15/18 (n)	EUR	100,000	137,962
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		$640,000	672,000
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)		295,000	299,425

			$2,128,287
Broadcasting - 0.1%
Myriad International Holdings B.V., 6%, 7/18/20 (n)		$486,000	$535,815

Building - 2.0%
Cementos Pacasmayo S.A.A., 4.5%, 2/08/23		$1,535,000	$1,450,575
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)		1,419,000	1,528,973
CEMEX Espana S.A., 9.25%, 5/12/20		995,000	1,077,088
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		345,000	351,038
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	881,969
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		435,000	461,100
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (z)		918,000	905,378
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,715,393
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	872,513
Lafarge S.A., 7.125%, 7/15/36		625,000	720,313
Paroc Group Oy, 6.25%, 5/15/20 (z)	EUR	1,125,000	1,506,431

			$11,470,771

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 1.6%
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		$1,135,000	$1,140,675
Numericable Group S.A., 6%, 5/15/22 (n)		400,000	402,000
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	500,000	711,544
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	1,138,506
Unitymedia Hessen GmbH & Co. KG, 6.25%, 1/15/29 (n)	EUR	1,160,000	1,747,460
Videotron Ltd., 5.375%, 6/15/24 (n)		$1,890,000	1,890,000
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,120,000	1,160,600
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	755,000	1,106,925

			$9,297,710
Chemicals - 0.2%
INEOS Group Holdings S.A., 5.75%, 2/15/19 (n)	EUR	760,000	$1,038,032

Conglomerates - 0.5%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22		$1,505,000	$1,576,488
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		1,420,000	1,295,750

			$2,872,238
Construction - 0.5%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		$150,000	$158,063
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		291,000	306,641
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		615,000	628,838
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	1,720,950

			$2,814,492
Consumer Products - 0.2%
Jarden Corp., 3.75%, 10/01/21 (z)	EUR	1,125,000	$1,491,367

Consumer Services - 0.3%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$1,510,000	$1,532,650

Containers - 0.4%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,307,880
SGD Group SAS, 5.625%, 5/15/19 (z)	EUR	755,000	1,036,257

			$2,344,137
Electronics - 0.1%
Nokia Corp., 5.375%, 5/15/19		$600,000	$636,000

Emerging Market Quasi-Sovereign - 0.8%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$624,180
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		1,716,000	1,806,845
Instituto Costarricense, 6.375%, 5/15/43 (n)		923,000	821,470

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		$1,395,000	$1,478,700

			$4,731,195
Emerging Market Sovereign - 0.6%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$902,575
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	132,980
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	114,885
Dominican Republic, 7.45%, 4/30/44 (n)		107,000	113,955
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,308,240
Republic of Venezuela, 7%, 3/31/38		1,433,000	987,337

			$3,559,972
Energy - Independent - 0.6%
Afren PLC, 11.5%, 2/01/16 (n)		$1,000,000	$1,080,000
Afren PLC, 6.625%, 12/09/20 (n)		528,000	550,440
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		430,000	452,575
Tullow Oil PLC, 6.25%, 4/15/22 (n)		1,322,000	1,328,610

			$3,411,625
Energy - Integrated - 0.6%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,397,000	$1,536,700
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,076,000	2,262,840

			$3,799,540
Food & Beverages - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		$1,415,000	$1,257,935
BRF S.A., 3.95%, 5/22/23 (n)		1,535,000	1,438,602
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	428,873
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	61,740
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	789,970
JBS Investments GmbH, 7.75%, 10/28/20 (n)		1,558,000	1,670,955
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,360,000	1,456,900
Premier Foods Finance PLC, 6.5%, 3/15/21 (z)	GBP	380,000	623,911
R&R Ice Cream PLC, 5.5%, 5/15/20 (z)	GBP	750,000	1,245,965

			$8,974,851
Gaming & Lodging - 0.4%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,336,727
Wynn Macau Ltd., 5.25%, 10/15/21 (n)		$1,137,000	1,137,000

			$2,473,727
Industrial - 1.5%
ASTALDI S.p.A., 7.125%, 12/01/20 (n)	EUR	1,550,000	$2,231,192
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20 (n)	EUR	385,000	549,044

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Industrial - continued
Empark Funding S.A., 6.75%, 12/15/19 (n)	EUR	385,000	$556,880
Galapagos Holdings LLC, 7%, 6/15/22 (z)	EUR	281,000	372,510
Galapagos SA, 5.375%, 6/15/21 (z)	EUR	281,000	378,192
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21 (z)	EUR	1,330,000	1,790,286
Hyva Global B.V., 8.625%, 3/24/16 (n)		$1,169,000	1,209,915
Transfield Services Ltd., 8.375%, 5/15/20 (z)		1,500,000	1,543,125

			$8,631,144
International Market Quasi-Sovereign - 0.5%
Eksportfinans A.S.A., 5.5%, 6/26/17		$1,170,000	$1,255,796
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		819,000	889,434
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		863,000	990,293

			$3,135,523
Machinery & Tools - 0.8%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		$1,491,000	$1,478,327
Ferreyros S.A., 4.875%, 4/26/20		685,000	679,178
Loxam SAS, 7%, 7/23/22 (z)	EUR	1,865,000	2,441,138

			$4,598,643
Major Banks - 0.3%
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/31/49		$1,375,000	$1,463,516
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/31/49 (n)		165,000	189,338

			$1,652,854
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/20	EUR	1,300,000	$1,839,118

Metals & Mining - 0.9%
FMG Resources, 6.875%, 4/01/22 (n)		$460,000	$489,325
Ovako Group AB, 6.5%, 6/01/19 (z)	EUR	1,120,000	1,533,480
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		$1,695,000	1,777,547
Southern Copper Corp., 6.75%, 4/16/40		1,166,000	1,270,940

			$5,071,292
Network & Telecom - 0.7%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$1,387,000	$1,463,285
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		2,620,000	2,541,400

			$4,004,685
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		$1,372,057	$1,440,659
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,798,000	1,842,950

			$3,283,609

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.5%
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	$1,546,875
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 12/31/49 (n)		407,000	558,608
MMG S.A., 6.75%, 3/28/23 (n)		700,000	700,000

			$2,805,483
Pollution Control - 0.3%
Abengoa Finance SAU, 6%, 3/31/21 (z)	EUR	1,135,000	$1,569,216

Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)		$1,520,000	$1,539,000

Real Estate - Retail - 0.0%
InRetail Shopping Malls Co., 6.5%, 7/09/21 (z)		$245,000	$253,575

Restaurants - 0.0%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19 (z)	GBP	150,000	$254,514

Retailers - 0.6%
Dufry Finance SCA, 4.5%, 7/15/22 (z)	EUR	1,125,000	$1,555,390
Hema Bondco I B.V., 6.25%, 6/15/19 (z)	EUR	186,000	249,063
New Look Retail Group Ltd., 8.375%, 5/14/18 (n)		$1,530,000	1,610,325

			$3,414,778
Specialty Stores - 0.5%
Matalan Finance PLC, 6.875%, 6/01/19 (z)	GBP	745,000	$1,213,761
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,421,000	1,506,260

			$2,720,021
Telecommunications - Wireless - 2.6%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,631,254
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	295,375
Altice S.A., 7.75%, 5/15/22 (z)		2,260,000	2,310,850
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,353,425
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	894,325
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,461,130
Digicel Group Ltd., 7.125%, 4/01/22 (n)		350,000	355,250
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	934,305
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		768,000	758,400
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,396,125
MTS International Funding Ltd., 5%, 5/30/23 (n)		1,838,000	1,704,745
VimpelCom Ltd., 5.95%, 2/13/23 (n)		2,000,000	1,855,000
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		200,000	195,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)		225,000	234,563

			$15,380,247

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telephone Services - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,908,000	$2,029,635

Transportation - 0.3%
Far East Capital Ltd. S.A., 8%, 5/02/18		$290,000	$208,800
Far Eastern Shipping Co., 8%, 5/02/18 (n)		1,387,000	998,640
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)		474,000	336,540

			$1,543,980
Transportation - Services - 1.2%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,210,000	$1,265,963
EC Finance PLC, 5.125%, 7/15/21 (z)	EUR	1,860,000	2,478,180
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$910,000	928,200
Stena AB, 7%, 2/01/24 (n)		530,000	559,150
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,453,790
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		147,000	157,658

			$6,842,941
Utilities - Electric Power - 1.4%
CE Energy ASA, 7%, 2/01/21 (n)	EUR	1,150,000	$1,618,828
EDP Finance B.V., 6%, 2/02/18 (n)		$1,070,000	1,164,214
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		1,450,000	1,558,750
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		955,000	1,126,900
Greenko Dutch B.V., 8%, 8/01/19 (z)		1,279,000	1,266,210
InterGen N.V., 7%, 6/30/23 (n)		500,000	497,500
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		1,006,000	1,101,570

			$8,333,972
Total Bonds (Identified Cost, $146,134,885)			$145,316,835

Floating Rate Loans - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19 (Identified Cost, $4,321)		$4,331	$4,315

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (Identified Cost, $1,001,968) (a)		70,215	$12,604

Underlying Affiliated Funds - 73.1%
MFS High Yield Pooled Portfolio (Identified Cost, $428,803,395) (v)(y)		$43,420,820	$427,260,869

11

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	8,922,761	$8,922,761
Total Investments (Identified Cost, $584,867,330)		$581,517,384

Other Assets, Less Liabilities - 0.5%		2,690,307
Net Assets - 100.0%		$584,207,691

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $88,868,456 representing 15.2% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/18	$12,838	$—

(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	An unaudited Portfolio of Investments for MFS High Yield Pooled Portfolio as of July 31, 2014 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance SAU, 6%, 3/31/21	3/21/14	$1,576,821	$1,569,216
Altice S.A., 7.75%, 5/15/22	4/23/14	2,260,000	2,310,850
Arbor Realty Mortgage Securities, CDO, FRN, 2.534%, 4/21/38	12/20/05	1,136,456	883,507
Aurico Gold, Inc., 7.75%, 4/01/20	3/17/14	1,492,962	1,539,000
Banc of America Commercial Mortgage, Inc., FRN, 6.277%, 2/10/51	6/19/08	2,901,699	1,959,633

12

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Cimpor Financial Operations B.V., 5.75%, 7/17/24	7/10/14	$909,443	$905,378
Dufry Finance SCA, 4.5%, 7/15/22	7/10/14	1,530,956	1,555,390
EC Finance PLC, 5.125%, 7/15/21	7/17/14	2,515,929	2,478,180
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	6,885	31,112
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11-2/14/11	969	1,018
Galapagos Holdings LLC, 7%, 6/15/22	5/23/14	382,989	372,510
Galapagos SA, 5.375%, 6/15/21	5/23/14	382,989	378,192
Greenko Dutch B.V., 8%, 8/01/19	7/24/14	1,279,000	1,266,210
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	3/13/14	1,846,173	1,790,286
Hema Bondco I B.V., 6.25%, 6/15/19	6/10/14	251,965	249,063
InRetail Shopping Malls Co., 6.5%, 7/09/21	7/01/14	243,319	253,575
Jarden Corp., 3.75%, 10/01/21	7/03/14	1,507,572	1,491,367
Loxam SAS, 7%, 7/23/22	7/18/14	2,522,319	2,441,138
Matalan Finance PLC, 6.875%, 6/01/19	5/16/14	1,253,760	1,213,761
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39	7/20/04	59,907	7,321
Ovako Group AB, 6.5%, 6/01/19	5/16/14	1,547,348	1,533,480
Paroc Group Oy, 6.25%, 5/15/20	5/14/14	1,568,797	1,506,431
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33	1/07/05	1,376,758	0
Premier Foods Finance PLC, 6.5%, 3/15/21	3/06/14	636,006	623,911
R&R Ice Cream PLC, 5.5%, 5/15/20	5/23/14	1,251,183	1,245,965
SGD Group SAS, 5.625%, 5/15/19	4/15/14	1,042,617	1,036,257
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14	303,798	299,425
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	4/03/14	248,858	254,514
Transfield Services Ltd., 8.375%, 5/15/20	5/07/14	1,500,000	1,543,125
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	225,000	234,563
Total Restricted Securities			$30,974,378
% of Net assets			5.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

13

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	10/10/14	$1,287,273	$1,259,029	$28,244
SELL	EUR	Citibank N.A.	1,125,000	10/10/14	1,532,630	1,506,777	25,853
SELL	EUR	Credit Suisse Group	3,727,648	10/10/14	5,044,600	4,992,653	51,947
SELL	EUR	Credit Suisse Group	16,463,869	10/10/14	22,418,028	22,051,004	367,024
SELL	EUR	Duetsche Bank AG	1,108,125	10/10/14	1,509,363	1,484,175	25,188
SELL	EUR	Goldman Sachs International	1,326,191	10/10/14	1,804,601	1,776,244	28,357
SELL	GBP	Credit Suisse Group	1,010,894	10/10/14	1,729,150	1,705,706	23,444
SELL	GBP	Merrill Lynch International Bank	1,010,894	10/10/14	1,729,765	1,705,706	24,059

							$574,116

Liability Derivatives
BUY	EUR	Credit Suisse Group	1,125,281	10/10/14	$1,533,009	$1,507,154	$(25,855)
BUY	EUR	Goldman Sachs International	2,648	9/09/14	3,566	3,546	(20)

							$(25,875)

Futures Contracts Outstanding at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	9	$1,121,484	September - 2014	$9,808

At July 31, 2014, the fund had cash collateral $12,870 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $147,141,174)	$145,333,754
Underlying affiliated funds, at value (identified cost, $437,726,156)	436,183,630
Total investments, at value (identified cost, $584,867,330)	$581,517,384
Foreign currency, at value (identified cost, $33,060)	12,767
Receivables for
Forward foreign currency exchange contracts	574,116
Daily variation margin on open futures contracts	13,292
Investments sold	5,276,271
Fund shares sold	585,325
Interest and dividends	4,718,739
Receivable from investment adviser	14,562
Other assets	1,279
Total assets	$592,713,735
Liabilities
Payables for
Distributions	$370,619
Forward foreign currency exchange contracts	25,875
Investments purchased	3,647,938
Fund shares reacquired	3,941,263
Payable to affiliates
Shareholder servicing costs	449,363
Distribution and service fees	11,177
Payable for independent Trustees’ compensation	4,874
Accrued expenses and other liabilities	54,935
Total liabilities	$8,506,044
Net assets	$584,207,691
Net assets consist of
Paid-in capital	$667,987,413
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,819,499)
Accumulated net realized gain (loss) on investments and foreign currency	(79,553,716)
Accumulated distributions in excess of net investment income	(1,406,507)
Net assets	$584,207,691
Shares of beneficial interest outstanding	88,311,055

15

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$325,375,270	49,187,759	$6.61
Class B	26,151,068	3,945,487	6.63
Class C	92,587,024	14,012,705	6.61
Class I	129,306,244	19,536,322	6.62
Class R1	233,847	35,291	6.63
Class R2	241,501	36,433	6.63
Class R3	7,801,661	1,179,298	6.62
Class R4	2,001,489	300,658	6.66
Class R5	509,587	77,102	6.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.94 [100 / 95.25 x $6.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,602,934
Dividends from underlying affiliated funds	14,862,709
Total investment income	$19,465,643
Expenses
Management fee	$1,911,366
Distribution and service fees	1,047,196
Shareholder servicing costs	351,945
Administrative services fee	39,344
Independent Trustees’ compensation	9,564
Custodian fee	44,217
Shareholder communications	54,514
Audit and tax fees	39,783
Legal fees	3,154
Miscellaneous	82,658
Total expenses	$3,583,741
Fees paid indirectly	(9)
Reduction of expenses by investment adviser and distributor	(185,466)
Net expenses	$3,398,266
Net investment income	$16,067,377
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(4,166,195)
Underlying affiliated funds	5,156,201
Capital gain distributions from underlying affiliated funds	231,649
Futures contracts	(18,521)
Foreign currency	(21,082)
Net realized gain (loss) on investments and foreign currency	$1,182,052
Change in unrealized appreciation (depreciation)
Investments	$2,336,350
Futures contracts	9,808
Translation of assets and liabilities in foreign currencies	393,292
Net unrealized gain (loss) on investments and foreign currency translation	$2,739,450
Net realized and unrealized gain (loss) on investments and foreign currency	$3,921,502
Change in net assets from operations	$19,988,879

See Notes to Financial Statements

17

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/14 (unaudited)	Year ended 1/31/14
From operations
Net investment income	$16,067,377	$34,044,563
Net realized gain (loss) on investments and foreign currency	1,182,052	20,660,379
Net unrealized gain (loss) on investments and foreign currency translation	2,739,450	(26,401,483)
Change in net assets from operations	$19,988,879	$28,303,459
Distributions declared to shareholders
From net investment income	$(16,224,253)	$(34,727,300)
Change in net assets from fund share transactions	$(2,911,184)	$(36,747,076)
Total change in net assets	$853,442	$(43,170,917)
Net assets
At beginning of period	583,354,249	626,525,166
At end of period (including accumulated distributions in excess of net investment income of $1,406,507 and $1,249,631, respectively)	$584,207,691	$583,354,249

See Notes to Financial Statements

18

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.57		$6.64	$6.30	$6.49	$5.98	$4.42
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.42	$0.44	$0.47	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.06)	0.35	(0.18)	0.51	1.59
Total from investment operations	$0.23		$0.32	$0.77	$0.26	$0.98	$2.08
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.43)	$(0.45)	$(0.47)	$(0.51)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.43)	$(0.45)	$(0.47)	$(0.52)
Net asset value, end of period (x)	$6.61		$6.57	$6.64	$6.30	$6.49	$5.98
Total return (%) (r)(s)(t)(x)	3.45	(n)	5.00	12.73	4.21	17.06	49.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)(h)	1.11 (h)	1.14	1.13	1.13	1.16
Expenses after expense reductions (f)	1.05	(a)(h)	1.05 (h)	1.05	1.05	1.02	0.93
Net investment income	5.59	(a)	5.84	6.54	6.96	7.64	9.36
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$325,375		$366,654	$412,834	$422,926	$474,643	$369,073

See Notes to Financial Statements

19

Financial Highlights – continued

Class B	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.59		$6.65	$6.32	$6.51	$5.99	$4.43
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.37	$0.39	$0.43	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.05)	0.35	(0.18)	0.52	1.59
Total from investment operations	$0.20		$0.28	$0.72	$0.21	$0.95	$2.04
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.43)	$(0.47)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.43)	$(0.48)
Net asset value, end of period (x)	$6.63		$6.59	$6.65	$6.32	$6.51	$5.99
Total return (%) (r)(s)(t)(x)	3.06	(n)	4.37	11.71	3.44	16.37	48.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)(h)	1.86 (h)	1.89	1.88	1.88	1.90
Expenses after expense reductions (f)	1.80	(a)(h)	1.80 (h)	1.80	1.80	1.77	1.68
Net investment income	4.82	(a)	5.08	5.77	6.21	6.92	8.64
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$26,151		$27,959	$33,338	$35,751	$46,297	$51,506

See Notes to Financial Statements

20

Financial Highlights – continued

Class C	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.56		$6.63	$6.30	$6.48	$5.97	$4.41
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.37	$0.40	$0.43	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.06)	0.35	(0.18)	0.50	1.59
Total from investment operations	$0.21		$0.27	$0.72	$0.22	$0.93	$2.04
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.42)	$(0.47)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$6.61		$6.56	$6.63	$6.30	$6.48	$5.97
Total return (%) (r)(s)(t)(x)	3.22	(n)	4.21	11.73	3.59	16.22	48.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)(h)	1.86 (h)	1.89	1.89	1.88	1.90
Expenses after expense reductions (f)	1.80	(a)(h)	1.80 (h)	1.80	1.80	1.77	1.68
Net investment income	4.83	(a)	5.10	5.79	6.25	6.94	8.52
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$92,587		$93,058	$99,786	$89,483	$96,519	$89,930

See Notes to Financial Statements

21

Financial Highlights – continued

Class I	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.58		$6.65	$6.31	$6.50	$5.99	$4.43
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.44	$0.46	$0.48	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.06)	0.35	(0.18)	0.52	1.60
Total from investment operations	$0.23		$0.34	$0.79	$0.28	$1.00	$2.10
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.45)	$(0.47)	$(0.49)	$(0.53)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.45)	$(0.47)	$(0.49)	$(0.54)
Net asset value, end of period (x)	$6.62		$6.58	$6.65	$6.31	$6.50	$5.99
Total return (%) (r)(s)(x)	3.58	(n)	5.26	13.00	4.47	17.33	50.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)(h)	0.86 (h)	0.89	0.88	0.87	0.90
Expenses after expense reductions (f)	0.80	(a)(h)	0.80 (h)	0.80	0.80	0.78	0.68
Net investment income	5.76	(a)	6.05	6.74	7.21	7.76	9.45
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$129,306		$85,542	$70,977	$38,143	$38,266	$20,317

See Notes to Financial Statements

22

Financial Highlights – continued

Class R1	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.58		$6.65	$6.32	$6.51	$5.99	$4.43
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.37	$0.39	$0.43	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.06)	0.35	(0.18)	0.51	1.59
Total from investment operations	$0.21		$0.27	$0.72	$0.21	$0.94	$2.04
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.42)	$(0.47)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.39)	$(0.40)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$6.63		$6.58	$6.65	$6.32	$6.51	$5.99
Total return (%) (r)(s)(x)	3.22	(n)	4.22	11.71	3.44	16.36	48.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)(h)	1.86 (h)	1.89	1.88	1.88	1.90
Expenses after expense reductions (f)	1.80	(a)(h)	1.80 (h)	1.80	1.80	1.77	1.68
Net investment income	4.81	(a)	5.07	5.70	6.22	6.90	8.53
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$234		$236	$207	$132	$126	$107

See Notes to Financial Statements

23

Financial Highlights – continued

Class R2	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.59		$6.65	$6.32	$6.51	$5.99	$4.43
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.40	$0.43	$0.46	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.06)	0.35	(0.18)	0.52	1.60
Total from investment operations	$0.22		$0.31	$0.75	$0.25	$0.98	$2.07
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.42)	$(0.44)	$(0.46)	$(0.50)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.42)	$(0.44)	$(0.46)	$(0.51)
Net asset value, end of period (x)	$6.63		$6.59	$6.65	$6.32	$6.51	$5.99
Total return (%) (r)(s)(x)	3.32	(n)	4.90	12.26	3.96	16.94	49.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)(h)	1.36 (h)	1.39	1.38	1.37	1.40
Expenses after expense reductions (f)	1.30	(a)(h)	1.30 (h)	1.30	1.30	1.27	1.18
Net investment income	5.31	(a)	5.57	6.22	6.72	7.37	9.03
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$242		$232	$253	$172	$162	$114

See Notes to Financial Statements

24

Financial Highlights – continued

Class R3	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.57		$6.64	$6.31	$6.49	$5.98	$4.42
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.40	$0.44	$0.47	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.06)	0.36	(0.17)	0.51	1.59
Total from investment operations	$0.24		$0.32	$0.76	$0.27	$0.98	$2.08
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.43)	$(0.45)	$(0.47)	$(0.51)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.43)	$(0.45)	$(0.47)	$(0.52)
Net asset value, end of period (x)	$6.62		$6.57	$6.64	$6.31	$6.49	$5.98
Total return (%) (r)(s)(x)	3.60	(n)	5.00	12.55	4.37	17.06	49.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)(h)	1.11 (h)	1.12	1.14	1.13	1.17
Expenses after expense reductions (f)	1.05	(a)(h)	1.05 (h)	1.05	1.05	1.03	0.92
Net investment income	5.57	(a)	5.83	6.06	7.00	7.60	9.91
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$7,802		$7,751	$7,588	$771	$560	$352

See Notes to Financial Statements

25

Financial Highlights – continued

Class R4	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.62		$6.69	$6.30	$6.49	$5.98	$4.42
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.45	$0.46	$0.47	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.06)	0.39	(0.18)	0.53	1.59
Total from investment operations	$0.24		$0.34	$0.84	$0.28	$1.00	$2.09
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.45)	$(0.47)	$(0.49)	$(0.52)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(0.45)	$(0.47)	$(0.49)	$(0.53)
Net asset value, end of period (x)	$6.66		$6.62	$6.69	$6.30	$6.49	$5.98
Total return (%) (r)(s)(x)	3.57	(n)	5.27	13.85	4.47	17.35	50.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)(h)	0.85 (h)	0.89	0.89	0.85	0.90
Expenses after expense reductions (f)	0.80	(a)(h)	0.80 (h)	0.80	0.80	0.79	0.68
Net investment income	5.76	(a)	6.05	6.98	7.25	7.40	9.49
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$2,001		$1,542	$1,431	$3,014	$3,040	$122

See Notes to Financial Statements

26

Financial Highlights – continued

Class R5 (y)	Six months ended 7/31/14		Years ended 1/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.57		$6.63	$6.29	$6.49	$5.97	$4.42
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.44	$0.45	$0.47	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.05)	0.35	(0.19)	0.53	1.60
Total from investment operations	$0.24		$0.35	$0.79	$0.26	$1.00	$2.08
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.45)	$(0.46)	$(0.48)	$(0.52)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(0.45)	$(0.46)	$(0.48)	$(0.53)
Net asset value, end of period (x)	$6.61		$6.57	$6.63	$6.29	$6.49	$5.97
Total return (%) (r)(s)(x)	3.62	(n)	5.51	13.03	4.20	17.43	49.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)(h)	0.77 (h)	0.97	0.99	0.95	0.98
Expenses after expense reductions (f)	0.71	(a)(h)	0.72 (h)	0.90	0.90	0.88	0.78
Net investment income	5.88	(a)	6.14	6.89	7.14	7.45	9.02
Portfolio turnover	14	(n)	38	48	61	68	61
Net assets at end of period (000 omitted)	$510		$381	$112	$7,631	$1,734	$364

See Notes to Financial Statements

27

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2014, 73.1% of the fund’s net assets were invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder reports, which are available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder reports are not covered by this report. An unaudited Portfolio of Investments for the High Yield Pooled Portfolio as of July 31, 2014 has been included as Appendix A. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same

29

Notes to Financial Statements (unaudited) – continued

time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and

30

Notes to Financial Statements (unaudited) – continued

other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

31

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$12,604	$—	$12,604
Non-U.S. Sovereign Debt	—	11,426,690	—	11,426,690
U.S. Corporate Bonds	—	2,273,759	—	2,273,759
Commercial Mortgage-Backed Securities	—	2,348,955	—	2,348,955
Asset-Backed Securities (including CDOs)	—	951,249	0	951,249
Foreign Bonds	—	128,316,182	—	128,316,182
Floating Rate Loans	—	4,315	—	4,315
Mutual Funds	436,183,630	—	—	436,183,630
Total Investments	$436,183,630	$145,333,754	$0	$581,517,384

Other Financial Instruments
Futures Contracts	$9,808	$—	$—	$9,808
Forward Foreign Currency Exchange Contracts	—	548,241	—	548,241

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Investments in Equity Securities	Asset-Backed Securities	Total
Balance as of 1/31/14	$343,351	$0	$343,351
Realized gain (loss)	—	(3,992,694)	(3,992,694)
Change in unrealized appreciation (depreciation)	(330,747)	3,992,694	3,661,947
Disposition of worthless securities	—	0	0
Transfers into Level 3	—	0	0
Transfers out of Level 3	(12,604)	—	(12,604)
Balance as of 7/31/14	$—	$0	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2014 is $0. At July 31, 2014, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

32

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$9,808	$—
Foreign Exchange	Forward Foreign Currency Exchange	574,116	(25,875)
Total		$583,924	$(25,875)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(18,521)	$—
Foreign Exchange	—	(17,393)
Total	$(18,521)	$(17,393)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$9,808	$—
Foreign Exchange	—	399,463
Total	$9,808	$399,463

33

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master

34

Notes to Financial Statements (unaudited) – continued

Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty

35

Notes to Financial Statements (unaudited) – continued

providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign

36

Notes to Financial Statements (unaudited) – continued

issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations. Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount

37

Notes to Financial Statements (unaudited) – continued

is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

38

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/14
Ordinary income (including any short-term capital gains)	$34,727,300

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/14
Cost of investments	$584,891,901
Gross appreciation	5,568,923
Gross depreciation	(8,943,440)
Net unrealized appreciation (depreciation)	$(3,374,517)

As of 1/31/14
Undistributed ordinary income	1,647,016
Capital loss carryforwards	(76,228,595)
Post-October capital loss deferral	(597,950)
Other temporary differences	(2,769,300)
Net unrealized appreciation (depreciation)	(9,595,519)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

1/31/17	$(30,697,499)
1/31/18	(45,531,096)
Total	$(76,228,595)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on

39

Notes to Financial Statements (unaudited) – continued

the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/14	Year ended 1/31/14
Class A	$9,771,304	$22,633,677
Class B	665,889	1,583,072
Class C	2,267,052	5,016,575
Class I	3,223,762	4,903,806
Class R1	5,547	11,840
Class R2	6,375	14,884
Class R3	222,860	462,065
Class R4	48,701	85,278
Class R5	12,763	16,103
Total	$16,224,253	$34,727,300

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016. For six months ended July 31, 2014, the fund’s average daily net assets did not exceed $1.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2014, this management fee reduction amounted to $11,849, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses

40

Notes to Financial Statements (unaudited) – continued

associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016. For the six months ended July 31, 2014, this reduction amounted to $170,263 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,828 for the six months ended July 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$433,502
Class B	0.75%	0.25%	1.00%	1.00%	136,617
Class C	0.75%	0.25%	1.00%	1.00%	465,425
Class R1	0.75%	0.25%	1.00%	1.00%	1,140
Class R2	0.25%	0.25%	0.50%	0.50%	594
Class R3	—	0.25%	0.25%	0.25%	9,918
Total Distribution and Service Fees					$1,047,196

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2014, this rebate amounted to $2,320, $91, and $325 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a

41

Notes to Financial Statements (unaudited) – continued

shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2014, were as follows:

Amount
Class A	$3,555
Class B	19,452
Class C	429

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2014, the fee was $55,994, which equated to 0.0190% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $295,951.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an

42

Notes to Financial Statements (unaudited) – continued

expense of $249 and is included in independent Trustees’ compensation for the six months ended July 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $4,851 at July 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended July 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $954 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $618, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A).

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $516,450,760 with a cost basis of approximately $492,368,794, accrued interest of approximately $9,799,211 and cash of approximately $178,187 for approximately 52,642,816 shares of the High Yield Pooled Portfolio (valued at approximately $526,428,158). For financial reporting

43

Notes to Financial Statements (unaudited) – continued

purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

At July 31, 2014 MFS held approximately 63% and 63% of the outstanding shares of Class R1 and R2, respectively.

(4) Portfolio Securities

For the six months ended July 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $81,799,619 and $93,042,165, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,266,945	$35,152,368	12,853,466	$84,535,615
Class B	237,947	1,587,082	552,163	3,640,035
Class C	685,060	4,556,250	1,720,899	11,318,254
Class I	9,010,541	60,096,046	10,345,287	67,597,857
Class R1	1,550	10,354	8,418	54,712
Class R2	1,200	8,034	6,903	45,670
Class R3	90,934	605,504	387,273	2,554,016
Class R4	117,798	790,029	73,311	482,986
Class R5	20,247	135,521	40,132	266,869
	15,432,222	$102,941,188	25,987,852	$170,496,014

Shares issued to shareholders in reinvestment of distributions
Class A	1,261,059	$8,410,168	2,843,014	$18,665,978
Class B	88,165	589,492	203,437	1,338,198
Class C	253,438	1,689,076	542,240	3,553,779
Class I	439,086	2,932,332	625,904	4,107,967
Class R1	822	5,497	1,798	11,819
Class R2	953	6,375	2,244	14,759
Class R3	32,974	220,025	70,376	461,853
Class R4	7,250	48,681	12,906	85,276
Class R5	1,915	12,763	2,470	16,103
	2,085,662	$13,914,409	4,304,389	$28,255,732

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,121,344)	$(87,464,394)	(22,105,856)	$(145,380,703)
Class B	(625,785)	(4,184,799)	(1,521,729)	(10,014,844)
Class C	(1,100,677)	(7,329,038)	(3,139,479)	(20,577,355)
Class I	(2,916,107)	(19,534,232)	(8,649,325)	(56,187,692)
Class R1	(2,973)	(19,654)	(5,518)	(36,349)
Class R2	(900)	(6,041)	(12,037)	(78,572)
Class R3	(123,709)	(823,693)	(421,490)	(2,765,859)
Class R4	(57,378)	(384,879)	(67,202)	(447,826)
Class R5	(3,008)	(20,051)	(1,492)	(9,622)
	(17,951,881)	$(119,766,781)	(35,924,128)	$(235,498,822)

Net change
Class A	(6,593,340)	$(43,901,858)	(6,409,376)	$(42,179,110)
Class B	(299,673)	(2,008,225)	(766,129)	(5,036,611)
Class C	(162,179)	(1,083,712)	(876,340)	(5,705,322)
Class I	6,533,520	43,494,146	2,321,866	15,518,132
Class R1	(601)	(3,803)	4,698	30,182
Class R2	1,253	8,368	(2,890)	(18,143)
Class R3	199	1,836	36,159	250,010
Class R4	67,670	453,831	19,015	120,436
Class R5	19,154	128,233	41,110	273,350
	(433,997)	$(2,911,184)	(5,631,887)	$(36,747,076)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2014, the fund’s commitment fee and interest expense were $1,199 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

45

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	47,525,038	2,728,890	(6,833,108)	43,420,820
MFS Institutional Money Market Portfolio	3,265,647	71,113,371	(65,456,257)	8,922,761

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$5,312,878	$231,649	$14,703,352	$427,260,869
MFS Institutional Money Market Portfolio	$—	$—	$2,680	$8,922,761

46

APPENDIX A

MFS HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

Appendix A is a complete list of all securities owned by MFS High Yield Pooled Portfolio. It is categorized by broad-based asset classes.

Bonds - 92.4%
Issuer	Shares/Par	Value ($)
Aerospace - 2.3%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$2,765,000	$3,020,763
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,995,000	2,154,600
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,140,000	4,077,900
CPI International, Inc., 8.75%, 2/15/18	3,875,000	4,049,375
Gencorp, Inc., 7.125%, 3/15/21	4,205,000	4,551,072
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,756,600
TransDigm, Inc., 6%, 7/15/22 (z)	375,000	376,875
TransDigm, Inc., 6.5%, 7/15/24 (z)	1,570,000	1,585,700

		$25,572,885
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,390,625
PVH Corp., 4.5%, 12/15/22	1,820,000	1,760,850

		$4,151,475
Automotive - 3.0%
Accuride Corp., 9.5%, 8/01/18	$5,005,000	$5,255,250
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	5,365,000	5,686,900
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	4,920,000	5,202,900
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,204,350
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	4,605,000	5,100,038
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	1,360,000	1,421,200
Lear Corp., 8.125%, 3/15/20	1,432,000	1,532,240
Lear Corp., 4.75%, 1/15/23	2,430,000	2,392,031
Schaeffler Finance B.V., 6.875%, 8/15/18 (p)(n)	2,405,000	2,525,250
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)	2,175,000	2,207,625

		$32,527,784
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$2,645,000	$2,896,275
Clear Channel Communications, Inc., 9%, 3/01/21	2,573,000	2,659,839
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	778,525
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	2,570,000	2,698,500
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,096,900
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,342,575
Netflix, Inc., 5.375%, 2/01/21	2,835,000	2,927,138
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,730,000	2,893,800

47

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 6.875%, 5/15/19 (n)	$2,200,000	$2,310,000
Univision Communications, Inc., 7.875%, 11/01/20 (n)	2,610,000	2,805,750
Univision Communications, Inc., 8.5%, 5/15/21 (n)	730,000	788,400

		$25,197,702
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6.375%, 11/15/19	$5,580,000	$5,928,750

Building - 3.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$4,375,000	$4,593,750
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	630,000	652,050
Building Materials Holding Corp., 7%, 2/15/20 (n)	925,000	970,094
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	3,495,000	3,726,544
CEMEX Espana S.A., 9.25%, 5/12/20	2,640,000	2,857,800
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	1,345,000	1,455,963
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	202,000	205,535
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	440,000	459,250
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	866,000	917,960
Gibraltar Industries, Inc., 6.25%, 2/01/21	2,275,000	2,326,188
HD Supply, Inc., 8.125%, 4/15/19	2,060,000	2,224,800
HD Supply, Inc., 7.5%, 7/15/20	4,555,000	4,862,463
Headwaters, Inc., 7.25%, 1/15/19	1,795,000	1,875,775
Headwaters, Inc., 7.625%, 4/01/19	1,215,000	1,275,750
Nortek, Inc., 8.5%, 4/15/21	3,340,000	3,623,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	3,047,000	3,245,055
USG Corp., 7.875%, 3/30/20 (n)	1,335,000	1,450,144
USG Corp., 5.875%, 11/01/21 (n)	780,000	803,400

		$37,526,421
Business Services - 1.5%
Equinix, Inc., 4.875%, 4/01/20	$2,950,000	$2,972,125
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,648,200
Fidelity National Information Services, Inc., 5%, 3/15/22	3,305,000	3,499,945
Iron Mountain, Inc., 8.375%, 8/15/21	1,451,000	1,505,413
Iron Mountain, Inc., 6%, 8/15/23	2,865,000	2,986,763
Lender Processing Services, Inc., 5.75%, 4/15/23	1,195,000	1,279,845
NeuStar, Inc., 4.5%, 1/15/23	3,730,000	3,170,500

		$17,062,791
Cable TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$4,825,000	$5,144,656
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	752,588

48

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		$3,335,000	$3,468,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		3,370,000	3,353,150
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		3,775,000	3,888,250
DISH DBS Corp., 6.75%, 6/01/21		2,540,000	2,794,000
DISH DBS Corp., 5%, 3/15/23		2,750,000	2,695,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		2,550,000	2,575,500
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		4,995,000	4,795,200
Intelsat Luxembourg S.A., 8.125%, 6/01/23		3,595,000	3,738,800
Lynx I Corp., 5.375%, 4/15/21 (n)		1,390,000	1,403,900
Lynx II Corp., 6.375%, 4/15/23 (n)		2,030,000	2,131,500
Numericable Group S.A., 6%, 5/15/22 (n)		4,235,000	4,256,175
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		860,000	827,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		395,000	403,888
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		1,995,000	1,855,350
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		1,860,000	1,869,300
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,510,000	2,148,864
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$3,480,000	3,497,393
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		2,398,000	2,529,880
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	1,895,000	2,778,308

			$56,907,852
Chemicals - 3.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$3,149,000	$3,408,793
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,485,000	1,477,575
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		2,775,000	2,948,428
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,840,000	1,913,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		3,160,000	3,261,120
Huntsman International LLC, 8.625%, 3/15/21		3,325,000	3,615,938
INEOS Finance PLC, 8.375%, 2/15/19 (n)		3,690,000	3,985,200
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		3,090,000	3,120,900
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		1,390,000	1,403,900
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		3,115,000	3,418,713
Tronox Finance LLC, 6.375%, 8/15/20		5,160,000	5,211,600

			$33,765,767
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$1,150,000	$1,207,500
VeriSign, Inc., 4.625%, 5/01/23		3,490,000	3,402,750

			$4,610,250

49

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6%, 6/15/21 (n)	$2,445,000	$2,561,138
Audatex North America, Inc., 6.125%, 11/01/23 (n)	715,000	747,175
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	2,920,000	3,102,500
CDW LLC/CDW Finance Corp., 6%, 8/15/22	1,505,000	1,505,000

		$7,915,813
Conglomerates - 2.1%
Amsted Industries Co., 5%, 3/15/22 (n)	$3,705,000	$3,677,213
BC Mountain LLC, 7%, 2/01/21 (n)	2,785,000	2,673,600
Dynacast International LLC, 9.25%, 7/15/19	1,875,000	2,053,125
Entegris, Inc., 6%, 4/01/22 (n)	4,375,000	4,517,188
Renaissance Acquisition, 6.875%, 8/15/21 (n)	4,125,000	4,155,938
Rexel S.A., 6.125%, 12/15/19 (n)	2,780,000	2,877,300
Silver II Borrower, 7.75%, 12/15/20 (n)	2,510,000	2,629,225

		$22,583,589
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,223,000	$1,250,518
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	2,226,000

		$3,476,518
Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$3,482,000	$3,595,165
Prestige Brands, Inc., 8.125%, 2/01/20	1,240,000	1,357,800
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,585,000
Spectrum Brands, Inc., 6.375%, 11/15/20	2,760,000	2,904,900

		$10,442,865
Consumer Services - 1.5%
ADT Corp., 6.25%, 10/15/21	$3,490,000	$3,612,150
ADT Corp., 4.125%, 6/15/23	1,360,000	1,230,800
Garda World Security Corp., 7.25%, 11/15/21 (z)	2,330,000	2,370,775
Garda World Security Corp., 7.25%, 11/15/21 (z)	945,000	961,538
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,765,000	1,791,475
Monitronics International, Inc., 9.125%, 4/01/20	3,265,000	3,428,250
Service Corp. International, 7%, 6/15/17	1,610,000	1,783,075
Service Corp. International, 5.375%, 5/15/24 (n)	1,655,000	1,692,238

		$16,870,301
Containers - 3.0%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$312,882
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	432,000

50

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$2,980,000	$3,203,500
Ardagh Packaging Finance PLC, 6%, 6/30/21 (z)	2,210,000	2,110,550
Ball Corp., 5%, 3/15/22	1,008,000	1,005,480
Ball Corp., 4%, 11/15/23	2,410,000	2,223,225
Berry Plastics Group, Inc., 5.5%, 5/15/22	4,290,000	4,182,750
Crown American LLC, 4.5%, 1/15/23	5,755,000	5,438,475
Greif, Inc., 6.75%, 2/01/17	1,100,000	1,196,250
Greif, Inc., 7.75%, 8/01/19	980,000	1,107,400
Reynolds Group, 7.125%, 4/15/19	1,975,000	2,049,063
Reynolds Group, 9.875%, 8/15/19	735,000	791,963
Reynolds Group, 5.75%, 10/15/20	2,050,000	2,091,000
Reynolds Group, 8.25%, 2/15/21	3,965,000	4,202,900
Signode Industrial Group, 6.375%, 5/01/22 (z)	2,730,000	2,689,050

		$33,036,488
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$3,927,000	$4,329,518

Electronics - 1.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$3,235,000	$3,315,875
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,180,000	1,221,300
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)	925,000	901,875
Micron Technology, Inc., 5.875%, 2/15/22 (n)	2,630,000	2,761,500
Micron Technology, Inc., 5.5%, 2/01/25 (z)	1,765,000	1,756,175
Nokia Corp., 5.375%, 5/15/19	995,000	1,054,700
Nokia Corp., 6.625%, 5/15/39	1,015,000	1,083,513
NXP B.V., 5.75%, 2/15/21 (n)	1,375,000	1,430,000
NXP B.V., 5.75%, 3/15/23 (n)	2,610,000	2,694,825
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,320,000	3,469,400

		$19,689,163
Energy - Independent - 8.7%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$1,410,000	$1,360,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	1,175,000	1,133,875
Antero Resources Finance Corp., 6%, 12/01/20	2,270,000	2,366,475
Antero Resources Finance Corp., 5.375%, 11/01/21	2,220,000	2,247,750
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	3,240,000	3,248,100
Baytex Energy Corp., 5.125%, 6/01/21 (z)	465,000	461,513
Baytex Energy Corp., 5.625%, 6/01/24 (z)	2,340,000	2,304,900
Bill Barrett Corp., 7%, 10/15/22	3,070,000	3,146,750
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,075,000	1,155,625
BreitBurn Energy Partners LP, 7.875%, 4/15/22	4,755,000	4,968,975
Chaparral Energy, Inc., 7.625%, 11/15/22	2,980,000	3,121,550

51

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Chesapeake Energy Corp., 5.75%, 3/15/23	$1,060,000	$1,131,550
Concho Resources, Inc., 6.5%, 1/15/22	2,440,000	2,598,600
Concho Resources, Inc., 5.5%, 4/01/23	3,565,000	3,689,775
Denbury Resources, Inc., 4.625%, 7/15/23	3,050,000	2,851,750
EP Energy LLC, 6.875%, 5/01/19	1,205,000	1,262,238
EP Energy LLC, 9.375%, 5/01/20	4,295,000	4,756,713
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,504,500
EPL Oil & Gas, Inc., 8.25%, 2/15/18	3,830,000	4,002,350
Halcon Resources Corp., 8.875%, 5/15/21	4,605,000	4,777,688
Harvest Operations Corp., 6.875%, 10/01/17	3,190,000	3,437,225
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,670,000	1,778,550
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,175,000	1,195,563
Laredo Petroleum, Inc., 7.375%, 5/01/22	960,000	1,046,400
LINN Energy LLC, 8.625%, 4/15/20	740,000	781,625
LINN Energy LLC, 7.75%, 2/01/21	3,614,000	3,785,665
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,760,000	1,808,400
MEG Energy Corp., 7%, 3/31/24 (n)	2,595,000	2,744,213
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,460,000	3,641,650
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	4,555,000	4,930,788
Range Resources Corp., 5%, 8/15/22	4,315,000	4,422,875
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	2,345,000	2,339,138
SandRidge Energy, Inc., 8.125%, 10/15/22	3,430,000	3,652,950
SM Energy Co., 6.5%, 11/15/21	3,455,000	3,705,488

		$95,361,857
Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$2,465,000	$2,656,038
Cedar Fair LP, 5.25%, 3/15/21	3,555,000	3,590,550
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,420,000	1,420,000
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,463,338
Cinemark USA, Inc., 4.875%, 6/01/23	2,060,000	2,013,650
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	3,845,000	4,152,600
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,490,000	3,472,550

		$19,768,726
Financial Institutions - 4.8%
Aircastle Ltd., 4.625%, 12/15/18	$2,840,000	$2,889,700
Aircastle Ltd., 5.125%, 3/15/21	1,415,000	1,418,538
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,190,603
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,935,000	2,179,114
CIT Group, Inc., 5.25%, 3/15/18	2,875,000	3,033,125
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,276,000	4,714,290
CIT Group, Inc., 5.5%, 2/15/19 (n)	4,287,000	4,576,373

52

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5%, 8/15/22	$2,605,000	$2,689,663
Icahn Enterprises LP, 6%, 8/01/20	3,160,000	3,294,300
Icahn Enterprises LP, 5.875%, 2/01/22	3,930,000	4,006,144
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,736,000	1,987,720
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,197,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	3,815,000	3,891,300
SLM Corp., 4.875%, 6/17/19	788,000	793,910
SLM Corp., 8%, 3/25/20	5,800,000	6,554,000
SLM Corp., 7.25%, 1/25/22	3,130,000	3,427,350
SLM Corp., 6.125%, 3/25/24	1,685,000	1,642,875

		$52,486,805
Food & Beverages - 1.4%
B&G Foods, Inc., 4.625%, 6/01/21	$2,250,000	$2,193,750
Constellation Brands, Inc., 3.75%, 5/01/21	430,000	419,250
Constellation Brands, Inc., 4.25%, 5/01/23	3,255,000	3,214,313
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	3,345,000	3,436,988
H.J. Heinz Co., 4.25%, 10/15/20	2,185,000	2,171,344
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	3,410,000	3,580,500

		$15,016,145
Forest & Paper Products - 0.5%
Appvion, Inc., 9%, 6/01/20 (n)	$2,680,000	$2,559,400
Tembec Industries, Inc., 11.25%, 12/15/18	2,440,000	2,616,900

		$5,176,300
Gaming & Lodging - 2.5%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$3,280,000	$3,460,400
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,450,000	1,377,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	2,840,000	2,825,800
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	3,315,000	3,472,463
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,550,000	1,643,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	610,000	625,250
MGM Resorts International, 6.625%, 12/15/21	2,985,000	3,227,531
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	2,130,000	2,273,775
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	1,860,000	1,915,800
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	3,045,000	3,022,163
Wynn Las Vegas LLC, 7.75%, 8/15/20	3,085,000	3,324,088

		$27,167,770
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$205,000	$209,100

53

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 1.3%
Dematic S.A., 7.75%, 12/15/20 (n)	$4,995,000	$5,344,650
Howard Hughes Corp., 6.875%, 10/01/21 (n)	3,755,000	3,952,138
Hyva Global B.V., 8.625%, 3/24/16 (n)	1,760,000	1,821,600
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	2,675,000	2,962,563

		$14,080,951
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$170,000	$179,945
Eksportfinans A.S.A., 5.5%, 6/26/17	2,915,000	3,128,757

		$3,308,702
Machinery & Tools - 1.3%
H&E Equipment Services Co., 7%, 9/01/22	$3,855,000	$4,173,038
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	3,210,000	3,193,950
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	1,415,000	1,439,763
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,890,000	2,062,463
United Rentals North America, Inc., 7.625%, 4/15/22	3,238,000	3,569,896

		$14,439,110
Major Banks - 1.1%
Bank of America Corp., FRN, 5.2%, 12/31/49	$3,900,000	$3,656,250
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	3,680,000	3,735,200
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	2,800,000	3,332,560
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	905,000	1,038,488

		$11,762,498
Medical & Health Technology & Services - 4.6%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$700,000	$705,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	5,695,000	5,823,138
Davita, Inc., 6.625%, 11/01/20	4,110,000	4,315,500
Davita, Inc., 5.125%, 7/15/24	1,755,000	1,728,675
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,640,000	1,746,600
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,375,000	1,502,188
HCA, Inc., 7.25%, 9/15/20	1,015,000	1,073,363
HCA, Inc., 7.5%, 2/15/22	5,140,000	5,821,050
HCA, Inc., 5.875%, 3/15/22	3,575,000	3,807,375
HCA, Inc., 5%, 3/15/24	2,340,000	2,322,450
HealthSouth Corp., 8.125%, 2/15/20	4,780,000	5,042,900
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	5,165,000	5,281,213
Tenet Healthcare Corp., 8%, 8/01/20	4,790,000	5,113,325
Tenet Healthcare Corp., 4.5%, 4/01/21	4,100,000	3,987,250

54

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Universal Health Services, Inc., 7.625%, 8/15/20	$2,750,000	$2,805,000

		$51,075,277
Medical Equipment - 0.8%
Biomet, Inc., 6.5%, 8/01/20	$1,885,000	$2,033,255
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,430,000	1,569,425
Teleflex, Inc., 6.875%, 6/01/19	2,550,000	2,696,625
Teleflex, Inc., 5.25%, 6/15/24 (n)	2,155,000	2,187,325

		$8,486,630
Metals & Mining - 4.7%
ArcelorMittal S.A., 6.75%, 2/25/22	$965,000	$1,044,613
ArcelorMittal S.A., 7.25%, 3/01/41	1,735,000	1,769,700
Arch Coal, Inc., 8%, 1/15/19 (n)	1,695,000	1,635,675
Arch Coal, Inc., 7.25%, 10/01/20	2,190,000	1,456,350
Century Aluminum Co., 7.5%, 6/01/21 (n)	3,675,000	3,895,500
Commercial Metals Co., 4.875%, 5/15/23	2,493,000	2,399,513
Consol Energy, Inc., 8.25%, 4/01/20	3,445,000	3,668,925
Consol Energy, Inc., 6.375%, 3/01/21	1,235,000	1,296,750
Consol Energy, Inc., 5.875%, 4/15/22 (n)	2,990,000	3,023,638
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	5,492,000	5,711,680
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,140,000	2,201,525
FMG Resources, 6.875%, 4/01/22 (n)	855,000	909,506
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	4,060,000	4,354,350
GrafTech International Co., 6.375%, 11/15/20	3,450,000	3,527,625
Molycorp, Inc., 10%, 6/01/20	955,000	849,950
Peabody Energy Corp., 6%, 11/15/18	2,110,000	2,104,725
Steel Dynamics, Inc., 5.25%, 4/15/23	2,230,000	2,246,725
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	1,150,000	1,213,250
Suncoke Energy, Inc., 7.625%, 8/01/19	2,570,000	2,724,200
TMS International Corp., 7.625%, 10/15/21 (n)	2,400,000	2,544,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,615,000	1,606,925
Walter Energy, Inc., 8.5%, 4/15/21	3,150,000	1,512,000

		$51,697,125
Midstream - 5.1%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,020,000	$1,073,550
Access Midstream Partners Co., 4.875%, 5/15/23	4,390,000	4,521,700
AmeriGas Finance LLC, 6.75%, 5/20/20	4,805,000	5,057,263
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	860,000	812,700
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	3,225,000	3,168,563
Crestwood Midstream Partners LP, 6%, 12/15/20	3,240,000	3,337,200

55

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	$1,970,000	$2,034,025
El Paso Corp., 7.75%, 1/15/32	6,530,000	7,215,650
Energy Transfer Equity LP, 7.5%, 10/15/20	3,405,000	3,805,088
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,085,000	1,120,263
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	4,705,000	4,904,963
MarkWest Energy Partners LP, 5.5%, 2/15/23	2,825,000	2,930,938
MarkWest Energy Partners LP, 4.5%, 7/15/23	2,429,000	2,392,565
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,720,000	2,815,200
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	4,800,000	4,872,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	1,705,000	1,730,575
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,321,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,685,000	1,685,000

		$55,799,056
Municipals - 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27	$1,200,000	$1,064,148

Network & Telecom - 1.9%
Centurylink, Inc., 6.45%, 6/15/21	$2,770,000	$2,977,750
Centurylink, Inc., 6.75%, 12/01/23	940,000	1,019,900
Centurylink, Inc., 7.65%, 3/15/42	2,830,000	2,830,000
Citizens Communications Co., 9%, 8/15/31	3,390,000	3,610,350
Frontier Communications Corp., 8.125%, 10/01/18	870,000	996,150
Qwest Corp., 7.5%, 10/01/14	3,000	3,032
Telecom Italia Capital, 6%, 9/30/34	1,180,000	1,156,400
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,105,000	3,011,850
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,900,000	2,056,750
TW Telecom Holdings, Inc., 5.375%, 10/01/22	950,000	1,028,375
Windstream Corp., 7.75%, 10/15/20	2,345,000	2,509,150

		$21,199,707
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$4,003,000	$4,223,165
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	3,865,000	3,681,413
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,595,000	2,689,069
Unit Corp., 6.625%, 5/15/21	3,765,000	3,953,240

		$14,546,887
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$1,170,000	$1,205,100

56

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)	$2,973,000	$4,080,443

Pharmaceuticals - 1.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)	$4,260,000	$4,504,950
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	2,485,000	2,497,424
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	1,670,000	1,745,150
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	5,100,000	5,329,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	2,700,000	2,862,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)	1,560,000	1,684,800

		$18,623,824
Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)	$1,990,000	$2,014,875
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	3,310,000	3,384,475
IAMGOLD Corp., 6.75%, 10/01/20 (n)	1,444,000	1,328,480

		$6,727,830
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$355,660
Gannett Co., Inc., 6.375%, 10/15/23 (n)	2,900,000	3,059,500
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,429,150
Lamar Media Corp., 5%, 5/01/23	2,255,000	2,235,269
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,165,000	2,132,525

		$9,212,104
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$2,270,000	$2,304,050

Real Estate - Healthcare - 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$3,825,000	$4,016,250
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,275,000	2,445,625
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,400,000	3,621,000

		$10,082,875
Real Estate - Other - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$2,585,000	$2,636,700
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	4,725,000	4,819,500
ERP Properties, REIT, 7.75%, 7/15/20	1,805,000	2,188,981
ERP Properties, REIT, 5.75%, 8/15/22	805,000	873,972
Felcor Lodging LP, REIT, 5.625%, 3/01/23	3,460,000	3,460,000

		$13,979,153

57

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 1.8%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,315,000	$4,433,663
Bon Ton Stores, Inc., 8%, 6/15/21	2,380,000	2,165,800
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	2,770,000	3,041,820
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (p)(n)	2,580,000	2,605,800
Limited Brands, Inc., 7%, 5/01/20	1,295,000	1,463,350
Limited Brands, Inc., 6.95%, 3/01/33	720,000	748,800
Rite Aid Corp., 9.25%, 3/15/20	3,760,000	4,211,200
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	1,495,000	1,592,175

		$20,262,608
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$3,020,000	$3,080,400

Specialty Stores - 0.6%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$2,635,000	$2,595,475
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)	1,180,000	1,227,200
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,350,000	2,314,750

		$6,137,425
Telecommunications - Wireless - 4.2%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,143,450
Crown Castle International Corp., 5.25%, 1/15/23	2,685,000	2,711,850
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,420,000	2,474,450
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,282,225
Digicel Group Ltd., 6%, 4/15/21 (n)	1,225,000	1,246,438
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,756,965
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,431,975
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,597,750
Sprint Corp., 7.875%, 9/15/23 (n)	3,340,000	3,573,800
Sprint Corp., 7.125%, 6/15/24 (n)	3,715,000	3,789,300
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	2,046,013
Sprint Nextel Corp., 6%, 11/15/22	3,210,000	3,161,850
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	488,656
T-Mobile USA, Inc., 6.5%, 1/15/24	1,440,000	1,501,200
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,527,263
T-Mobile USA, Inc., 6.25%, 4/01/21	5,495,000	5,742,275
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	1,984,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,140,000	3,069,350
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	3,615,000	3,768,638

		$46,297,948

58

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$965,000	$1,022,900
Level 3 Financing, Inc., 8.625%, 7/15/20	1,320,000	1,435,500

		$2,458,400
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,465,000	$1,432,565

Transportation - Services - 2.2%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,000,000	$4,185,000
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	4,255,000	4,659,225
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	538,000	548,760
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,132,000	3,171,150
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,405,000	3,464,588
Stena AB, 7%, 2/01/24 (n)	5,125,000	5,406,875
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,140,000	2,148,025
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	842,985

		$24,426,608
Utilities - Electric Power - 2.0%
AES Corp., 7.375%, 7/01/21	$2,030,000	$2,314,200
Calpine Corp., 5.375%, 1/15/23	1,760,000	1,724,800
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,590,300
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,259,063
InterGen N.V., 7%, 6/30/23 (n)	2,375,000	2,363,125
NRG Energy, Inc., 8.25%, 9/01/20	4,025,000	4,326,875
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,440,000	1,483,200
NRG Energy, Inc., 6.625%, 3/15/23	3,315,000	3,414,450

		$21,476,013
Total Bonds (Identified Cost, $997,330,683)		$1,016,030,072

Floating Rate Loans (g)(r) - 3.8%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$2,287,745	$2,271,404

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$3,290,562	$3,267,426
HD Supply, Term Loan B, 6/28/18 (o)	1,800,951	1,798,700

		$5,066,126
Cable TV - 0.2%
Cequel Communications LLC, Term Loan, 2/14/19 (o)	$1,812,492	$1,800,408

59

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Conglomerates - 0.5%
Entegris, Inc., Term Loan B, 3.5%, 2/21/21	$3,008,243	$2,978,160
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	2,180,545	2,170,665

		$5,148,825
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,172,205	$2,171,527

Containers - 0.1%
Berry Plastics, Term Loan E, 1/06/21 (o)	$1,682,179	$1,665,884

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,027,718	$3,020,602

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,422,407	$1,421,645

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,073,015	$1,076,223

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 2/15/20	$695,885	$695,512

Gaming & Lodging - 0.3%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,085,531	$3,069,461

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 3.25%, 1/27/21	$549,457	$550,525
Davita Healthcare, Term Loan B, 3.5%, 5/29/21	1,177,874	1,175,140

		$1,725,665
Metals & Mining - 0.1%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19	$1,690,996	$1,684,655

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/21	$2,111,557	$2,098,360

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/07/21	$937,940	$946,147

Specialty Stores - 0.2%
Mens Wearhouse, Inc., Term Loan B, 4.5%, 3/11/21	$2,408,712	$2,426,778

60

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Transportation - Services - 0.3%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$3,087,965	$3,099,545

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/07/20	$2,619,701	$2,565,261
Total Floating Rate Loans (Identified Cost, $42,051,534)		$41,954,028

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a) (Identified Cost, $699,432)	48,891	$244,455

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/15 (a)(d) (Identified Cost, $572,250)	$582,000	$590,730

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z) (Identified Cost, $1,552,313)	1,639	$1,630,805

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	19,455,186	$19,455,186
Total Investments (Identified Cost, $1,061,661,398)		$1,079,905,276

Other Assets, Less Liabilities - 1.8%		20,200,142
Net Assets - 100.0%		$1,100,105,418

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $351,027,073, representing 31.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

61

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$125,775	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	—	—
Total	$125,775	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	6/02/2014	$925,000	$901,875
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	1,552,313	1,630,805
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	1,410,000	1,360,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14	1,175,000	1,133,875
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	342,164	355,660
Ardagh Packaging Finance PLC, 6%, 6/30/21	6/20/14-6/24/14	2,225,846	2,110,550
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	3,284,862	3,248,100
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14-7/15/14	2,004,364	2,014,875
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	465,000	461,513
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	2,353,939	2,304,900
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	700,000	705,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	5,862,451	5,823,138
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	1,170,000	1,205,100
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	9/24/14-6/02/14	4,537,508	4,504,950
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	1,000,633	961,538
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	2,449,050	2,370,775
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	1,415,000	1,439,763

62

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	$1,219,764	$1,227,200
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	1,765,000	1,756,175
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	1,885,619	1,869,300
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	1,705,000	1,730,575
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	2,387,709	2,339,138
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	2,239,881	2,207,625
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	2,752,894	2,689,050
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	1,208,323	1,213,250
TransDigm, Inc., 6%, 7/15/22	5/20/14	375,000	376,875
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	1,577,786	1,585,700
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	3,615,000	3,768,638
Total Restricted Securities			$53,296,843
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	5,754,385	10/10/14	$7,835,458	$7,707,178	$128,280

Liability Derivatives
BUY	EUR	Deutsche Bank	593,000	10/10/14	$798,788	$794,239	$(4,549)

63

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	88	10,965,625	September - 2014	$95,896

Swap Agreements at 7/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	14,580,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,266,526

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $760,873.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2014, the fund had cash collateral of $1,564,400 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

64

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

65

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

66

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1.5 billion and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

67

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

68

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

69

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2014

MFS® MUNICIPAL HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy has gathered momentum after a slow start to the year. Industrial output, consumer confidence and retail sales have all strengthened along with the labor market. However, the unemployment rate remains elevated and the housing market has cooled off. With second-quarter economic growth rebounding strongly, economists have a favorable outlook for the rest of the year.

China’s economy has picked up again, and Japan is moving steadily towards Prime Minister Abe’s economic goals, including an inflation rate of 2% by next spring. The eurozone’s economy appears to have turned a corner, with renewed growth. However, historically high unemployment persists, deflation remains a risk and Russian sanctions could present a new obstacle to regional growth.

With corporate earnings surpassing expectations, the greatest concerns now are related to conflicts in the Middle East and Ukraine as well as growing speculation on when the U.S. Federal Reserve will begin increasing interest rates.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

September 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Hospitals	15.0%
Healthcare Revenue-Long Term Care	12.4%
Universities-Colleges	8.3%
Tobacco	6.9%
Universities-Secondary Schools	6.3%
Industrial Revenue-Airlines	5.6%
Miscellaneous Revenue-Other	3.8%
Tax Assessment	3.6%
General Obligations-General Purpose	3.0%
Utilities-Other	2.6%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	8.5%
A	17.2%
BBB	26.6%
BB	11.0%
B	10.7%
CC	0.2%
C	1.0%
Not Rated	19.9%
Cash & Other	3.0%

Portfolio facts (i)
Average Duration (d)	8.6
Average Effective Maturity (m)	20.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 7/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2014 through July 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2014 through July 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/14	Ending Account Value 7/31/14	Expenses Paid During Period (p) 2/01/14-7/31/14
A	Actual	0.68%	$1,000.00	$1,068.41	$3.49
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
B	Actual	1.45%	$1,000.00	$1,065.67	$7.43
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
C	Actual	1.68%	$1,000.00	$1,064.48	$8.60
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
I	Actual	0.68%	$1,000.00	$1,069.68	$3.49
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from inverse floaters that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 95.8%
Issuer	Shares/Par	Value ($)

Alabama - 1.8%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,910,003
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	4,010,000	4,027,925
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,518,678
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,179,188
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,081,190
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,802,108
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,478,521
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	65,000	37,877
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	441,132
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	510,771
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	502,670
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	891,414
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	390,000	402,359
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	915,461
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,266,856
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,335,695
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,525,566
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,230,929
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,751,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Alabama - continued
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	$6,785,000	$6,103,922
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,631,078
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	1,635,000	1,803,650

		$44,348,222
Alaska - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$3,315,000	$3,633,107

Arizona - 1.5%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,197,502
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,025,009
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	5,001,975
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	2,059,977
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	794,637
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,510,589
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	2,147,064
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,460,467
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	5,430,000	5,501,405
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	4,755,000	5,068,212
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	2,670,000	2,955,423
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,750,744
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,329,545

		$36,802,549

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - 10.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,424,440
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,059,867
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,455,000	1,455,422
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,106,859
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	2,095,000	1,056,886
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	2,013,613
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	900,000	1,003,140
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,818,098
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,608,933
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,135,012
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	2,560,000	2,580,890
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,246,690
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	13,077,147
California Housing Finance Agency Rev., “A”, 4.75%, 8/01/21	1,375,000	1,381,710
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,548,197
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,697,779
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,157,975
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,629,111
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	1,027,260
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,704,190
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	7,865,000	8,065,951
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	3,019,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	$3,380,000	$3,901,061
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	12,179,093
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/24	450,000	451,989
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	430,000	435,814
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,169,204
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,035,000	1,117,034
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	540,000	569,003
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,419,764
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,345,000	2,298,147
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,575,000	1,745,982
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	787,480
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	730,000	746,936
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	375,000	375,889
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,632,694
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	644,342
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,280,975
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,042,730
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	1,000,000	1,050,510
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,220,470
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,027,571
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	5,965,000	6,100,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	$7,630,000	$7,729,114
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	100,980	1,010
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,850,000	2,834,211
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,211,949
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,461,835
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,084,446
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,375,751
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27	5,000,000	4,433,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	10,555,091
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,030,000	2,087,124
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/45	6,065,000	6,171,987
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	1,185,000	1,285,962
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,074,728
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	1,745,000	1,865,405
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	1,535,000	1,633,670
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	455,000	464,496
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	2,046,097
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	555,000	595,365
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	330,000	361,565
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	290,000	295,994
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	730,000	741,972
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 12/01/24	11,330,000	11,549,689
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	583,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	$5,970,000	$6,950,274
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	645,000	322,119
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,499,911
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,173,330
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	2,070,000	1,245,436
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,181,027
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,284,880
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,308,970
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/25	865,000	1,003,642
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/26	905,000	1,037,501
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/27	1,225,000	1,385,389
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	635,000	712,997
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation, AGM, 5%, 9/01/30	505,000	570,196
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	6,905,760
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,095,000	3,122,700
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	2,505,000	2,536,613
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	225,000	241,841
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,633,582
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,119,913
State of California (Veterans), 5.05%, 12/01/36	600,000	616,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
State of California, General Obligation, “A”, FRN, 0.74%, 5/01/33 (Put Date 11/01/14)	$10,330,000	$10,341,983
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	681,972
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	702,170
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	1,968,508
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	6,035,000	6,455,096
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	739,566

		$257,202,544
Colorado - 3.8%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$1,995,920
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	330,535
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	395,000	410,050
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	407,593
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	430,619
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	540,000	492,070
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	504,220
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	350,000	378,676
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	350,000	375,386
Colorado Health Care Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/43	2,975,000	3,464,031
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,355,000	1,356,450
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,703,155
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	2,650,000	2,695,580
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	4,295,000	4,454,516
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	904,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	$700,000	$765,212
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,251,695
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/34	6,530,000	7,294,663
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	626,384
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,399,109
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	13,768,222
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	4,866,099
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	560,000	589,814
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	850,563
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,387,649
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	700,000	774,074
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	4,998,152
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	5,275,000	6,452,538
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,317,937
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,991,000	6,001,424
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	2,396,000	619,486
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	408,472
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	829,101

		$95,103,892
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$1,170,000	$1,201,110

District of Columbia - 0.9%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,231,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	$420,000	$481,379
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,524,796
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	5,019,600
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	8,820,000	8,628,606
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	1,100,000	1,107,733
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	891,089
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	2,920,000	3,002,081

		$21,886,754
Florida - 7.8%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,232,522
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	2,955,000	3,103,725
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	2,069,012
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,488,250
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,357,780
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,170,210
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 5/01/36 (a)(d)	635,000	381,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	305,000	304,430
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 5/01/15 (a)(d)	165,000	99,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 5/01/36 (a)(d)	350,000	210,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	$1,295,000	$1,295,026
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	1,120,844
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	635,000	636,537
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	690,000	684,149
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	320,000	318,778
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	490,000	490,730
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,187,233
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,525,000	2,546,261
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	878,071
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	2,905,000	2,905,058
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 8/15/32	5,810,000	5,810,058
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	3,200,000	3,463,488
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,363,922
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	120,000	120,162
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	434,000
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,480,660
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	10,035,989
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	660,000	762,399
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,718,310
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	1,950,000	1,895,771
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	3,949,121
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,575,000	2,658,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	$5,490,000	$5,567,958
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	10,740,499
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,753,033
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	4,700,000	5,574,435
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	640,000	288,000
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	1,600,000	1,752,128
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 6/15/27	2,070,000	2,097,262
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 6/15/37	3,155,000	3,157,682
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,330,000	983,469
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,675,000	1,692,755
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/21	1,115,000	1,132,996
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29 (Prerefunded 11/15/14)	338,500	344,654
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29	2,151,500	2,186,053
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 8/01/46	7,250,000	8,220,920
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	1,715,000	1,709,752
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	345,000	372,848
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/34	300,000	362,412
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	8,365,000	10,024,365
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	510,000	442,333
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,220,000	1,243,265
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	750,000	757,350
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,065,000	1,078,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	$830,000	$876,181
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	1,051,994
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	2,300,000	1,196,000
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	4,505,000	4,500,495
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,255,330
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	910,000	918,345
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	331,150
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/15 (a)(d)	1,000,000	370,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,670,000	1,650,695
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,204,475
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,625,000	1,070,239
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	245,000	252,509
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	5,906,919
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	3,240,000	3,127,928
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	373,236
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,733,375
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,569,939
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,725,215
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,925,229
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,274,866
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	1,715,000	1,891,868

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	$1,590,000	$1,417,994
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,283,064
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,278,967
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	545,000	349,018
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	1,640,000	1,633,014
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	169,975
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	145,000	155,679
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	315,000	333,916
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	982,395
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	1,935,000	1,949,416
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,915,000	1,905,559
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,844,517
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	339,700
Watergrass Community Development District, FL, “A”, 5.375%, 5/01/39	1,360,000	957,630
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	270,000	264,149

		$195,724,334
Georgia - 2.0%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,130,617
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,126,059
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,538,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	$1,515,000	$1,527,620
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,895,000	3,552,223
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,375,000	1,481,838
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	5,060,109
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	1,290,000	1,349,701
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,591,453
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	199,938
Fulton County, GA, Residential Care Facilities Authority Rev., “A”, 6.125%, 2/15/34	1,020,000	1,029,945
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,645,000	1,811,129
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,618,568
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,624,522
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,455,680
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,547,436
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,230,000	1,233,961
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	1,014,788
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,928,509

		$49,822,174
Guam - 0.2%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$3,055,000	$3,374,125
Guam Government, “A”, 7%, 11/15/39	1,115,000	1,217,212
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	271,167

		$4,862,504
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$415,000	$481,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Hawaii - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$1,190,000	$1,386,076
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	12,122,035

		$13,990,088
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,137,193
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,084,761

		$4,221,954
Illinois - 5.6%
Bellwood, IL, 5.875%, 12/01/27	$2,300,000	$2,248,940
Bellwood, IL, 6.15%, 12/01/32	4,800,000	4,671,072
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	675,000	738,734
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	364,631
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,350,000	1,422,306
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,296,941
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	540,000	599,076
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	948,374
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,298,220
Illinois Finance Authority Rev. (Centegra Health System), “A”, 5%, 9/01/39	3,780,000	3,866,978
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/27	4,150,000	4,634,637
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,800,340
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,658,560
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,610,035
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	8,015,000	8,152,377
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,331,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	$4,630,000	$4,634,306
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/31	3,125,000	3,093,469
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	3,770,000	4,066,473
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	3,151,705
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,753,718
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	3,025,000	3,638,833
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,555,000	3,018,222
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,000,000	4,363,480
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,865,000	4,705,753
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,483,159
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	2,620,000	2,918,916
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,347,794
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,716,645
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,545,000	2,914,509
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,185,000	1,194,113
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,199,807
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	106
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)	453,000	45
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,215,594
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	5,785,000	6,859,853
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	560,000	652,529
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,395,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$14,375,000	$16,737,388
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,868,019
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	3,052,000	3,118,015
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,141,528
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,321,925

		$139,154,817
Indiana - 2.5%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,191,130
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “B”, 0.3%, 5/01/28 (Put Date 9/02/14)	1,315,000	1,315,000
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,960,000	2,089,380
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	3,005,000	3,168,382
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,865,969
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,222,569
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,193,004
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,540,300
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	3,260,000	3,361,484
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,640,000	1,765,804
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,000,000	2,049,640
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,583,643
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,345,000	1,351,792
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,030,000	1,056,935
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,760,000	5,443,726
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,447,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	$1,445,000	$1,670,796
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	4,830,904
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	11,884,200

		$63,032,126
Iowa - 1.2%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,134,760
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	800,000	902,032
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	1,480,000	1,659,805
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	715,000	797,568
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,528,317
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	2,910,000	3,041,532
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	2,910,000	3,060,913
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,607,556
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,583,897
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,395,000	1,491,897
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,400,000	1,496,236
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	165,000	176,385
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,825,000	3,012,665
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	3,754,861
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,453,766

		$30,702,190
Kansas - 0.9%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,799,992
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,202,123
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	1,555,000	1,756,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	$2,325,000	$2,336,067
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	361,000	362,025
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,725,826
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	90,000	94,428
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	325,000	331,900
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 6/01/36	335,000	357,472
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	490,000	505,455
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	125,000	130,555
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,436,516
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	635,000	621,767
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	3,210,000	2,232,523
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	1,740,000	1,890,562

		$22,783,584
Kentucky - 1.5%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,179,749
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,112,981
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,327,491
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,363,570
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,170,057
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	909,027
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	799,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	$6,215,000	$6,964,218
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	1,955,000	2,194,624
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “A”, 0.4%, 4/01/31 (Put Date 9/02/14)	565,000	565,000
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “B”, 0.3%, 4/01/31 (Put Date 9/02/14)	655,000	655,000
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,290,697
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,819,788
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	1,972,209
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,649,552
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	2,715,000	3,057,959

		$37,031,460
Louisiana - 1.7%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39	$1,500,000	$1,655,505
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,517,120
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,158,800
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 7/01/17 (a)(d)	2,862,000	1,001,700
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	4,800,000	5,345,040
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,429,111
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,596,960
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	1,530,000	1,542,990
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	1,255,000	1,262,467

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	$6,995,000	$7,140,636
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	5,470,000	5,928,058
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	2,050,000	2,339,317
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2/01/25	2,250,000	2,259,383

		$42,177,087
Maine - 0.6%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$3,985,000	$4,068,446
State of Maine, “B”, 5%, 6/01/21	9,675,000	11,654,021

		$15,722,467
Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,405,232
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	5,012,738
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,778,464
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	957,145
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,577,899
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	450,000	469,260
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	2,600,000	2,625,012

		$15,825,750
Massachusetts - 3.2%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,901,130
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	691,706
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,826,574
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	780,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	$218,601	$186,279
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	42,187
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	2,175
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	1,350,000	1,440,869
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,230,925
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	491,443
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,115,510
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,603,929
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	11,818,992
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	685,000	828,501
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,315,000	2,472,814
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	279,988
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,175,000	2,266,002
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,265,000	2,359,111
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	29,060,250
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	3,750,000	3,753,488
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	875,000	954,161
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,265,000	1,370,767
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,181,785
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	364,140

		$81,023,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - 2.1%
Detroit, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	$9,550,000	$9,550,000
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	2,735,000	2,738,364
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,281,118
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,284,792
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,695,000	1,706,238
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	1,020,000	1,024,182
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	155,000	155,467
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	1,015,000	1,110,471
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	495,000	541,535
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	750,000	723,405
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	2,550,000	2,404,752
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	4,405,000	4,803,212
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	4,505,000	4,505,000
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,231,608
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	6,055,000	6,472,795
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/19)	6,945,000	8,962,106

		$52,495,045
Minnesota - 0.2%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$977,530
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	687,305
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	1,260,000	1,375,958
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	259,668

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	$1,250,000	$1,289,600

		$4,590,061
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,355,000	$1,374,404
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	3,665,000	2,350,878

		$3,725,282
Missouri - 0.7%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,495,000	$923,150
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,725,071
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	498,122
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	3,190,000	3,365,003
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	795,000	829,789
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,939,557
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	680,000	695,735
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	735,000	735,074
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,447,110
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	4,390,000	4,493,955

		$16,652,566
Nebraska - 0.2%
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	$1,425,000	$1,498,844
Nebraska Investment Finance Authority, Housing Rev., “A”, 4%, 9/01/44	2,465,000	2,710,021

		$4,208,865
New Hampshire - 1.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,380,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Hampshire - continued
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	$830,000	$890,540
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,570,600
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,886,791

		$31,728,759
New Jersey - 5.7%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,463,975
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	915,000	915,677
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,570,000	1,595,104
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 1/01/15	505,000	510,111
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	220,638
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,783,125
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	5,850,000	6,914,174
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	2,145,000	2,302,979
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	850,000	843,702
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	1,695,000	1,687,356
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	2,735,000	2,773,427
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	369,717
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	354,517
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,060,332
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	12,100,000	12,365,474
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	5,870,000	6,141,488
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	5,770,000	6,031,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	$1,820,000	$1,941,813
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	1,655,000	1,765,769
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,280,000	5,516,321
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	2,335,000	2,678,805
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,679,680
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	18,510,890
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	23,266,551
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	25,654,977
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,790,000	7,200,839
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	93,896

		$143,643,237
New Mexico - 1.0%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$13,125,207
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	200,000	205,878
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,522,678
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	8,250,000	9,554,820

		$24,408,583
New York - 5.4%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,545,815
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,870,422
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	4,027,455
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,790,000	1,563,816
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,074,697

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$600,000	$582,126
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,456,065
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,681,102
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	17,535,000	20,340,951
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,835,047
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,108,214
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,268,796
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	8,320,000	9,445,862
New York, NY, “J-9”, FRN, 0.46%, 8/01/27	3,355,000	3,354,698
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	2,440,000	2,457,129
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	18,935,000	20,977,518
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,885,461
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	3,125,000	3,216,219
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	12,055,000	12,094,902
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	527,503
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	522,969
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,894,880
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,811,768
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	2,780,000	3,176,039
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	6,470,000	6,779,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	$215,000	$227,752
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,400,952
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	3,925,000	3,193,027

		$134,320,969
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39 (u)	$10,565,000	$10,690,407
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	955,000	1,064,013

		$11,754,420
North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/31	$385,000	$405,405
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/35	385,000	401,405
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	1,050,000	1,141,655

		$1,948,465
Ohio - 5.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$5,990,000	$6,215,404
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	5,000,000	4,175,150
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,671,799
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	4,485,000	3,552,972
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	15,065,000	11,718,762
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	25,000,000	20,914,250
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	9,514,299
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	5,912,139
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,440,768
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,165,000	1,275,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	$860,000	$855,760
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	420,000	434,087
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	7,730,000	8,432,271
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	2,870,000	3,055,172
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,439,704
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,528,710
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	3,400,000	3,371,576
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	1,635,000	1,600,387
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	3,400,000	3,282,122
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	4,990,192
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/01/15)	5,390,000	5,547,981
Ohio Solid Waste Rev. (Republic Services, Inc. Project), 0.3%, 11/01/35 (Put Date 9/02/14)	3,280,000	3,280,000
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	3,975,000	4,034,546
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,470,983
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,368,550
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	3,725,000	3,791,156
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	440,000	481,510
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	475,404
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,380,000	2,384,736
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,704,490
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	8,953,753

		$138,873,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oklahoma - 1.1%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,146,798
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,397,709
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	816,982
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,771,708
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,796,660
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,514,250
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	2,205,000	2,276,354
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	6,872,059

		$27,592,520
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$678,783
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	869,295
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,775,000	2,785,406
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,585,000	2,741,134
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,358,874

		$11,433,492
Pennsylvania - 4.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,465,084
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,151,704
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,142,934
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,714,461
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	627,725
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	802,080
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	504,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	$1,735,000	$1,820,345
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	330,000	339,336
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,895,573
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	1,035,000	1,104,624
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	2,495,000	2,648,118
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	966,119
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,702,152
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	905,000	986,133
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	7,060,000	7,656,641
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	580,666
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	250,000	284,808
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,939,443
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,380,000	1,567,694
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.035%, 8/01/18	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.352%, 8/01/18 (p)	150,000	190,805
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	325,000	332,121
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	180,000	182,945
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,890,000	1,890,284
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	5,500,000	5,500,220
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	7,735,000	8,269,411
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,220,000	1,400,658
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	4,455,000	4,653,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	$2,145,000	$2,146,351
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,127,084
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	800,000	826,480
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,705,582
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	2,525,000	2,575,298
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	793,332
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,050,000	1,103,613
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,705,325
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	5,500,000	6,154,225
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,096,173
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	1,992,569
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	503,088
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,887,836
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	6,035,340
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	1,145,000	1,193,010
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	878,492
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,724,258
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	1,975,000	2,088,444
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,221,523
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	750,000	763,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	$3,000,000	$3,038,130

		$109,378,814
Puerto Rico - 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$80,000	$76,166
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	345,000	351,914
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	740,000	751,862
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	175,000	178,892
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	145,000	148,386
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	65,000	62,742
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	70,000	64,875
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	155,000	149,558
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/22	260,000	252,390
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	3,770,455
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	496,486
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	312,678
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	165,000	151,440
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	570,000	547,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	$645,000	$615,717
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,090,000	994,222
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	840,000	725,214
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,332,695
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	418,189
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	202,966
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	5,570,000	4,315,859
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 8/01/47	14,305,000	1,616,322

		$17,536,228
South Carolina - 0.5%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,440,000	$1,439,611
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,390,322
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,332,783
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,311,828	1,091,454
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	2,712,274	2,019,966
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	9,282
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	8,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	$805,000	$768,324
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,011,966
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	130,013

		$12,202,246
Tennessee - 2.4%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$2,270,000	$2,469,079
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,382,200
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	2,200,000	2,212,518
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	2,986,410
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	1,700,000	1,906,618
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,735,000	3,128,813
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	11,114,900
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	11,038,900
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,686,283
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	2,105,000	2,409,804
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	3,625,000	4,133,044

		$60,468,569
Texas - 9.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$891,805
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	879,153
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	4,640,000	4,852,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), Capital Appreciation 8%, 12/15/36 (a)(d)	$4,650,000	$930
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 7/01/42	4,500,000	4,320,180
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,190,000	8,942,743
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,728,350
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,807,563
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	964,432
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	754,680
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	2,385,000	2,490,703
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,099,528
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,538,530
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,878,950
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,615,041
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	4,370,000	4,712,084
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	9,175,000	9,811,653
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,355,902
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	1,860,000	1,880,813
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	3,260,000	3,402,364
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	4,640,000	4,666,077
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7,468
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,586,741
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	10,768,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	$6,780,000	$6,783,661
Harris County, TX, 5.625%, 5/01/20	1,165,857	1,166,906
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	5,173,619
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,534,716
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,400,000	3,030,600
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	1,335,000	1,511,060
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	5,630,000	6,265,627
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	1,430,000	1,432,274
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	2,630,000	2,688,754
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	5,015,000	5,162,642
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	9,655,000	9,744,695
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	194,083
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 9/01/15	236,436	210,991
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	1,670,000	1,830,036
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,385,000	5,704,008
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	6,400,000	6,662,912
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37	4,340,000	4,782,203
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,680,000	3,064,580
New Hope, TX, Cultural Education Facilities Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/44	5,000,000	5,099,500
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/46	805,000	853,670
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,433,728
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,478,029

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	$2,500,000	$2,503,775
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	430,942
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,391,782
Red River, TX, Health Facilities Development Corp., 5.4%, 11/15/28 (a)	880,000	325,600
Red River, TX, Health Facilities Development Corp., 6.05%, 11/15/46 (a)	3,654,000	1,351,980
Red River, TX, Health Facilities Development Corp., 6.05%, 11/15/46 (a)	766,000	283,420
Red River, TX, Health Facilities Development Corp., 6.25%, 5/09/53 (a)	390,000	144,300
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,105,820
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	2,034,419
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,680,000	1,749,518
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	359,278
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	2,960,000	1,619,653
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	2,995,000	1,470,575
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,603,200
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,466,599
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,075,024
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	500,000	558,605
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	561,288
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	835,000	831,042

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	$3,515,000	$3,746,498
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	882,830
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	6,630,825
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	1,155,000	1,192,076
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,672,179
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,312,033
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	6,620,000	7,355,681
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,463,390
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	3,560,000	3,991,152
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	1,440,000	1,453,118
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	3,515,000	3,548,006

		$228,879,977
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,459,859

Utah - 0.7%
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	$3,730,000	$4,197,593
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	4,015,000	5,166,181
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	2,405,000	2,239,584
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,195,224

		$17,798,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$1,565,000	$1,403,633
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	3,275,000	3,206,029

		$4,609,662
Virginia - 1.1%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$4,785,000	$4,848,497
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,000,630
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	981,912	26,001
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 1/01/25	785,000	785,228
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	3,530,000	3,540,025
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 4/01/33	530,000	530,228
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	6,689,756
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,277,983
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	6,569,571	657

		$27,699,082
Washington - 2.5%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$4,013,680
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,782,258
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,405,501
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,550,000	1,765,450
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,665,000	4,181,692
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	5,670,000	6,828,721
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	5,075,000	5,313,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	$1,000,000	$1,050,010
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,747,143
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,143,976
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,564,521

		$62,796,426
West Virginia - 0.3%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$865,000	$888,640
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/27	2,100,000	2,335,221
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,104,030
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,538,976

		$7,866,867
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,300,000	$3,466,518
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	710,000	772,636
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,557,750
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	1,855,000	2,303,316
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	1,405,000	1,789,127
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,695,000	4,667,487
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	3,000,000	2,973,690
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	556,460
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,265,780
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,281,312
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	1,905,000	1,862,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	$1,730,000	$1,705,936
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	1,685,000	1,686,129
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	1,350,000	1,366,376
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	1,160,000	1,173,908
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,470,000	1,617,882
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	2,175,000	2,377,667
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	17,711,962

		$54,136,359
Total Municipal Bonds (Identified Cost, $2,266,105,869)		$2,391,460,724

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 8/01/14, at Identified Cost	$6,100,000	$6,100,000

Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	151,341,143	$151,341,143
Total Investments (Identified Cost, $2,423,547,012)		$2,548,901,867

Other Assets, Less Liabilities - (2.1)%		(52,424,058)
Net Assets - 100.0%		$2,496,477,809

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,728,016 representing 1.2% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Health Facility Construction Loan Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,272,205,869)	$2,397,560,724
Underlying affiliated funds, at cost and value	151,341,143
Total investments, at value (identified cost, $2,423,547,012)	$2,548,901,867
Receivables for
Investments sold	2,821,282
Fund shares sold	10,852,346
Interest	30,290,112
Other assets	3,831
Total assets	$2,592,869,438
Liabilities
Payables for
Distributions	$1,507,919
Investments purchased	32,586,804
Interest expense and fees	68,472
Fund shares reacquired	4,232,470
Payable to the holders of the floating rate certificates from trust assets	56,158,389
Payable to affiliates
Investment adviser	46,186
Shareholder servicing costs	1,612,552
Distribution and service fees	14,910
Payable for independent Trustees’ compensation	12,956
Accrued expenses and other liabilities	150,971
Total liabilities	$96,391,629
Net assets	$2,496,477,809
Net assets consist of
Paid-in capital	$2,501,683,197
Unrealized appreciation (depreciation) on investments	125,354,855
Accumulated net realized gain (loss) on investments	(140,637,671)
Undistributed net investment income	10,077,428
Net assets	$2,496,477,809
Shares of beneficial interest outstanding	314,328,309

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,497,177,272	188,487,842	$7.94
Class B	33,845,167	4,256,638	7.95
Class C	233,842,720	29,409,434	7.95
Class I	731,612,650	92,174,395	7.94

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.34 [100 / 95.25 x $7.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$63,953,986
Dividends from underlying affiliated funds	45,392
Total investment income	$63,999,378
Expenses
Management fee	$6,252,858
Distribution and service fees	1,300,156
Shareholder servicing costs	1,071,512
Administrative services fee	135,564
Independent Trustees’ compensation	26,023
Custodian fee	101,232
Shareholder communications	58,740
Audit and tax fees	29,901
Legal fees	26,081
Interest expense and fees	183,577
Miscellaneous	128,232
Total expenses	$9,313,876
Fees paid indirectly	(27)
Reduction of expenses by investment adviser	(294,229)
Net expenses	$9,019,620
Net investment income	$54,979,758
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(6,559,545)
Change in unrealized appreciation (depreciation) on investments	$101,727,894
Net realized and unrealized gain (loss) on investments	$95,168,349
Change in net assets from operations	$150,148,107

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/14	Year ended 1/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$54,979,758	$119,497,795
Net realized gain (loss) on investments	(6,559,545)	(36,000,910)
Net unrealized gain (loss) on investments	101,727,894	(204,886,066)
Change in net assets from operations	$150,148,107	$(121,389,181)
Distributions declared to shareholders
From net investment income	$(53,280,549)	$(117,740,818)
Change in net assets from fund share transactions	$311,220,415	$(631,619,752)
Total change in net assets	$408,087,973	$(870,749,751)
Net assets
At beginning of period	2,088,389,836	2,959,139,587
At end of period (including undistributed net investment income of $10,077,428 and $8,378,219, respectively)	$2,496,477,809	$2,088,389,836

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/14 (unaudited)		Years ended 1/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.61		$8.34	$7.89	$7.13	$7.39	$6.33
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.39	$0.41	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	0.33		(0.74)	0.44	0.75	(0.27)	1.05
Total from investment operations	$0.52		$(0.34)	$0.83	$1.16	$0.16	$1.48
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.38)	$(0.40)	$(0.42)	$(0.42)
Net asset value, end of period (x)	$7.94		$7.61	$8.34	$7.89	$7.13	$7.39
Total return (%) (r)(s)(t)(x)	6.84	(n)	(4.05)	10.72	16.83	2.03	24.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72	0.72	0.71	0.72	0.72
Expenses after expense reductions (f)	0.68	(a)	0.69	0.70	0.70	0.70	0.69
Net investment income	4.96	(a)	5.03	4.83	5.49	5.68	6.17
Portfolio turnover	6	(n)	18	18	21	20	17
Net assets at end of period (000 omitted)	$1,497,177		$1,445,607	$2,161,677	$1,858,416	$1,463,867	$1,452,126
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.67	0.67	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/14 (unaudited)		Years ended 1/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.61		$8.35	$7.90	$7.13	$7.40	$6.33
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.33	$0.35	$0.37	$0.38
Net realized and unrealized gain (loss) on investments	0.34		(0.74)	0.43	0.76	(0.28)	1.06
Total from investment operations	$0.50		$(0.41)	$0.76	$1.11	$0.09	$1.44
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.31)	$(0.34)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$7.95		$7.61	$8.35	$7.90	$7.13	$7.40
Total return (%) (r)(s)(t)(x)	6.57	(n)	(4.92)	9.82	16.06	1.10	23.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72	1.71	1.71	1.64	1.50
Expenses after expense reductions (f)	1.45	(a)	1.48	1.51	1.49	1.49	1.47
Net investment income	4.19	(a)	4.25	4.02	4.74	4.89	5.45
Portfolio turnover	6	(n)	18	18	21	20	17
Net assets at end of period (000 omitted)	$33,845		$34,969	$52,886	$47,927	$50,750	$68,348
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.46	1.48	1.46	1.46	1.45

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/14 (unaudited)		Years ended 1/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.61		$8.35	$7.90	$7.13	$7.40	$6.33
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.31	$0.33	$0.35	$0.36
Net realized and unrealized gain (loss) on investments	0.34		(0.75)	0.44	0.77	(0.27)	1.06
Total from investment operations	$0.49		$(0.43)	$0.75	$1.10	$0.08	$1.42
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.30)	$(0.33)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$7.95		$7.61	$8.35	$7.90	$7.13	$7.40
Total return (%) (r)(s)(t)(x)	6.45	(n)	(5.12)	9.61	15.82	0.88	22.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72	1.71	1.71	1.72	1.72
Expenses after expense reductions (f)	1.68	(a)	1.69	1.70	1.70	1.70	1.69
Net investment income	3.96	(a)	4.05	3.82	4.51	4.68	5.17
Portfolio turnover	6	(n)	18	18	21	20	17
Net assets at end of period (000 omitted)	$233,843		$221,393	$299,381	$236,487	$209,064	$213,166
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.67	1.67	1.67	1.67	1.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/14		Years ended 1/31
Class I			2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$7.60		$8.34	$7.89	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.39	$0.26
Net realized and unrealized gain (loss) on investments	0.34		(0.75)	0.44	0.61
Total from investment operations	$0.53		$(0.35)	$0.83	$0.87
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.38)	$(0.26)
Net asset value, end of period (x)	$7.94		$7.60	$8.34	$7.89
Total return (%) (r)(s)(x)	6.97	(n)	(4.18)	10.71	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.72	0.72	0.72	(a)
Expenses after expense reductions (f)	0.68	(a)	0.69	0.70	0.69	(a)
Net investment income	4.90	(a)	5.04	4.82	5.03	(a)
Portfolio turnover	6	(n)	18	18	21
Net assets at end of period (000 omitted)	$731,613		$386,421	$445,195	$145,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.66	(a)	0.67	0.67	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects

Notes to Financial Statements (unaudited) – continued

that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

Notes to Financial Statements (unaudited) – continued

value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,391,460,724	$—	$2,391,460,724
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	151,341,143	—	—	151,341,143
Total Investments	$151,341,143	$2,397,560,724	$—	$2,548,901,867

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such

Notes to Financial Statements (unaudited) – continued

self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2014, the fund’s payable to the holders of the floating rate certificates from trust assets was $56,158,389 and the interest rate on the floating rate certificates issued by the trust was 0.08%. For the six months ended July 31, 2014, the average payable to the holders of the floating rate certificates from trust assets was $62,782,329 at a weighted average interest rate of 0.08%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2014, interest expense and fees in connection with self-deposited inverse floaters were $183,577. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed.

Notes to Financial Statements (unaudited) – continued

Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/14
Ordinary income (including any short-term capital gains)	$2,660,724
Tax-exempt income	115,080,094
Total distributions	$117,740,818

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/14
Cost of investments	$2,356,327,850
Gross appreciation	175,757,222
Gross depreciation	(39,341,594)
Net unrealized appreciation (depreciation)	$136,415,628

As of 1/31/14
Undistributed ordinary income	1,434,566
Undistributed tax-exempt income	17,646,954
Capital loss carryforwards	(140,316,438)
Post-October capital loss deferral	(4,020,867)
Other temporary differences	(10,703,301)
Net unrealized appreciation (depreciation)	33,886,140

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/15	$(230,213)
1/31/17	(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(63,748,450)

Post-enactment losses which are characterized as follows:
Short-Term	$(18,166,242)
Long-Term	(58,401,746)
Total	$(76,567,988)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/14	Year ended 1/31/14
Class A	$35,238,238	$85,515,458
Class B	691,025	1,827,375
Class C	4,297,163	10,410,666
Class I	13,054,123	19,987,319
Total	$53,280,549	$117,740,818

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016. For the six months ended July 31, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2014, this management fee reduction amounted to $46,273, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016. For the six months ended July 31, 2014, this reduction amounted to $205,823 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $287,190 for the six months ended July 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.77%	$171,061
Class C	0.75%	0.25%	1.00%	1.00%	1,129,095
Total Distribution and Service Fees					$1,300,156

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2014 based on each class’s average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2015. For the six months ended July 31, 2014, this waiver amounted to $39,211 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2014, this rebate amounted to $570 for Class C and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2014, were as follows:

Amount
Class A	$8,194
Class B	32,753
Class C	6,170

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2014, the fee was $102,077, which equated to 0.0090%

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $969,435.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.0119% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,202 and is included in independent Trustees’ compensation for the six months ended July 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $12,890 at July 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds

Notes to Financial Statements (unaudited) – continued

and Griffin Compliance LLC was terminated. For the six months ended July 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,343 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,352, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $383,097,507 and $137,021,763, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,291,240	$158,688,719	44,514,342	$352,701,695
Class B	196,538	1,534,559	307,212	2,439,936
Class C	2,461,005	19,277,904	4,663,621	37,096,211
Class I	47,089,840	368,409,921	33,583,975	259,565,999
	70,038,623	$547,911,103	83,069,150	$651,803,841

Shares issued to shareholders in reinvestment of distributions
Class A	4,010,341	$31,475,150	9,414,498	$73,360,147
Class B	71,563	562,097	185,289	1,442,550
Class C	407,651	3,203,164	966,160	7,510,034
Class I	1,228,575	9,661,988	1,884,839	14,596,597
	5,718,130	$44,902,399	12,450,786	$96,909,328

Shares reacquired
Class A	(25,891,541)	$(202,282,366)	(122,897,571)	$(972,648,919)
Class B	(604,817)	(4,722,032)	(2,230,077)	(17,246,107)
Class C	(2,538,898)	(19,846,828)	(12,388,606)	(95,711,451)
Class I	(6,989,594)	(54,741,861)	(38,012,376)	(294,726,444)
	(36,024,850)	$(281,593,087)	(175,528,630)	$(1,380,332,921)

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/14		Year ended 1/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	(1,589,960)	$(12,118,497)	(68,968,731)	$(546,587,077)
Class B	(336,716)	(2,625,376)	(1,737,576)	(13,363,621)
Class C	329,758	2,634,240	(6,758,825)	(51,105,206)
Class I	41,328,821	323,330,048	(2,543,562)	(20,563,848)
	39,731,903	$311,220,415	(80,008,694)	$(631,619,752)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2014, the fund’s commitment fee and interest expense were $4,400 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,636,485	289,432,134	(216,727,476)	151,341,143

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45,392	$151,341,143

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2013, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2013 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2014

MFS® HIGH YIELD POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy has gathered momentum after a slow start to the year. Industrial output, consumer confidence and retail sales have all strengthened along with the labor market. However, the unemployment rate remains elevated and the housing market has cooled off. With second-quarter economic growth rebounding strongly, economists have a favorable outlook for the rest of the year.

China’s economy has picked up again, and Japan is moving steadily towards Prime Minister Abe’s economic goals, including an inflation rate of 2% by next spring. The eurozone’s economy appears to have turned a corner, with renewed growth. However, historically high unemployment persists, deflation remains a risk and Russian sanctions could present a new obstacle to regional growth.

With corporate earnings surpassing expectations, the greatest concerns now are related to conflicts in the Middle East and Ukraine as well as growing speculation on when the U.S. Federal Reserve will begin increasing interest rates.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

September 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	9.0%
Cable TV	5.4%
Midstream	5.1%
Metals & Mining	5.0%
Medical & Health Technology & Services	4.9%

Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	35.1%
B	47.7%
CCC	12.4%
Not Rated	0.5%
Non-Fixed Income	0.2%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 7/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2014 through July 31, 2014

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2014 through July 31, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/14	Ending Account Value 7/31/14	Expenses Paid During Period (p) 2/01/14-7/31/14
Actual	0.03%	$1,000.00	$1,032.66	$0.15
Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.4%
Issuer	Shares/Par	Value ($)

Aerospace - 2.3%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$2,765,000	$3,020,763
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,995,000	2,154,600
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,140,000	4,077,900
CPI International, Inc., 8.75%, 2/15/18	3,875,000	4,049,375
Gencorp, Inc., 7.125%, 3/15/21	4,205,000	4,551,072
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,756,600
TransDigm, Inc., 6%, 7/15/22 (z)	375,000	376,875
TransDigm, Inc., 6.5%, 7/15/24 (z)	1,570,000	1,585,700

		$25,572,885
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,390,625
PVH Corp., 4.5%, 12/15/22	1,820,000	1,760,850

		$4,151,475
Automotive - 3.0%
Accuride Corp., 9.5%, 8/01/18	$5,005,000	$5,255,250
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	5,365,000	5,686,900
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	4,920,000	5,202,900
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,204,350
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	4,605,000	5,100,038
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	1,360,000	1,421,200
Lear Corp., 8.125%, 3/15/20	1,432,000	1,532,240
Lear Corp., 4.75%, 1/15/23	2,430,000	2,392,031
Schaeffler Finance B.V., 6.875%, 8/15/18 (p)(n)	2,405,000	2,525,250
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)	2,175,000	2,207,625

		$32,527,784
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$2,645,000	$2,896,275
Clear Channel Communications, Inc., 9%, 3/01/21	2,573,000	2,659,839
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	778,525
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	2,570,000	2,698,500
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,096,900
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,342,575
Netflix, Inc., 5.375%, 2/01/21	2,835,000	2,927,138
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,730,000	2,893,800
Univision Communications, Inc., 6.875%, 5/15/19 (n)	2,200,000	2,310,000
Univision Communications, Inc., 7.875%, 11/01/20 (n)	2,610,000	2,805,750

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 8.5%, 5/15/21 (n)	$730,000	$788,400

		$25,197,702
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6.375%, 11/15/19	$5,580,000	$5,928,750

Building - 3.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$4,375,000	$4,593,750
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	630,000	652,050
Building Materials Holding Corp., 7%, 2/15/20 (n)	925,000	970,094
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	3,495,000	3,726,544
CEMEX Espana S.A., 9.25%, 5/12/20	2,640,000	2,857,800
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	1,345,000	1,455,963
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	202,000	205,535
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	440,000	459,250
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	866,000	917,960
Gibraltar Industries, Inc., 6.25%, 2/01/21	2,275,000	2,326,188
HD Supply, Inc., 8.125%, 4/15/19	2,060,000	2,224,800
HD Supply, Inc., 7.5%, 7/15/20	4,555,000	4,862,463
Headwaters, Inc., 7.25%, 1/15/19	1,795,000	1,875,775
Headwaters, Inc., 7.625%, 4/01/19	1,215,000	1,275,750
Nortek, Inc., 8.5%, 4/15/21	3,340,000	3,623,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	3,047,000	3,245,055
USG Corp., 7.875%, 3/30/20 (n)	1,335,000	1,450,144
USG Corp., 5.875%, 11/01/21 (n)	780,000	803,400

		$37,526,421
Business Services - 1.5%
Equinix, Inc., 4.875%, 4/01/20	$2,950,000	$2,972,125
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,648,200
Fidelity National Information Services, Inc., 5%, 3/15/22	3,305,000	3,499,945
Iron Mountain, Inc., 8.375%, 8/15/21	1,451,000	1,505,413
Iron Mountain, Inc., 6%, 8/15/23	2,865,000	2,986,763
Lender Processing Services, Inc., 5.75%, 4/15/23	1,195,000	1,279,845
NeuStar, Inc., 4.5%, 1/15/23	3,730,000	3,170,500

		$17,062,791
Cable TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$4,825,000	$5,144,656
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	752,588
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	3,335,000	3,468,400

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		$3,370,000	$3,353,150
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		3,775,000	3,888,250
DISH DBS Corp., 6.75%, 6/01/21		2,540,000	2,794,000
DISH DBS Corp., 5%, 3/15/23		2,750,000	2,695,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		2,550,000	2,575,500
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		4,995,000	4,795,200
Intelsat Luxembourg S.A., 8.125%, 6/01/23		3,595,000	3,738,800
Lynx I Corp., 5.375%, 4/15/21 (n)		1,390,000	1,403,900
Lynx II Corp., 6.375%, 4/15/23 (n)		2,030,000	2,131,500
Numericable Group S.A., 6%, 5/15/22 (n)		4,235,000	4,256,175
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		860,000	827,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		395,000	403,888
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		1,995,000	1,855,350
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		1,860,000	1,869,300
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,510,000	2,148,864
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$3,480,000	3,497,393
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		2,398,000	2,529,880
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	1,895,000	2,778,308

			$56,907,852
Chemicals - 3.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$3,149,000	$3,408,793
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,485,000	1,477,575
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		2,775,000	2,948,428
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,840,000	1,913,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		3,160,000	3,261,120
Huntsman International LLC, 8.625%, 3/15/21		3,325,000	3,615,938
INEOS Finance PLC, 8.375%, 2/15/19 (n)		3,690,000	3,985,200
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		3,090,000	3,120,900
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		1,390,000	1,403,900
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		3,115,000	3,418,713
Tronox Finance LLC, 6.375%, 8/15/20		5,160,000	5,211,600

			$33,765,767
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$1,150,000	$1,207,500
VeriSign, Inc., 4.625%, 5/01/23		3,490,000	3,402,750

			$4,610,250
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6%, 6/15/21 (n)		$2,445,000	$2,561,138
Audatex North America, Inc., 6.125%, 11/01/23 (n)		715,000	747,175

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - continued
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	$2,920,000	$3,102,500
CDW LLC/CDW Finance Corp., 6%, 8/15/22	1,505,000	1,505,000

		$7,915,813
Conglomerates - 2.1%
Amsted Industries Co., 5%, 3/15/22 (n)	$3,705,000	$3,677,213
BC Mountain LLC, 7%, 2/01/21 (n)	2,785,000	2,673,600
Dynacast International LLC, 9.25%, 7/15/19	1,875,000	2,053,125
Entegris, Inc., 6%, 4/01/22 (n)	4,375,000	4,517,188
Renaissance Acquisition, 6.875%, 8/15/21 (n)	4,125,000	4,155,938
Rexel S.A., 6.125%, 12/15/19 (n)	2,780,000	2,877,300
Silver II Borrower, 7.75%, 12/15/20 (n)	2,510,000	2,629,225

		$22,583,589
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,223,000	$1,250,518
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	2,226,000

		$3,476,518
Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$3,482,000	$3,595,165
Prestige Brands, Inc., 8.125%, 2/01/20	1,240,000	1,357,800
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,585,000
Spectrum Brands, Inc., 6.375%, 11/15/20	2,760,000	2,904,900

		$10,442,865
Consumer Services - 1.5%
ADT Corp., 6.25%, 10/15/21	$3,490,000	$3,612,150
ADT Corp., 4.125%, 6/15/23	1,360,000	1,230,800
Garda World Security Corp., 7.25%, 11/15/21 (z)	2,330,000	2,370,775
Garda World Security Corp., 7.25%, 11/15/21 (z)	945,000	961,538
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,765,000	1,791,475
Monitronics International, Inc., 9.125%, 4/01/20	3,265,000	3,428,250
Service Corp. International, 7%, 6/15/17	1,610,000	1,783,075
Service Corp. International, 5.375%, 5/15/24 (n)	1,655,000	1,692,238

		$16,870,301
Containers - 3.0%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$312,882
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	432,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	2,980,000	3,203,500
Ardagh Packaging Finance PLC, 6%, 6/30/21 (z)	2,210,000	2,110,550
Ball Corp., 5%, 3/15/22	1,008,000	1,005,480

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Ball Corp., 4%, 11/15/23	$2,410,000	$2,223,225
Berry Plastics Group, Inc., 5.5%, 5/15/22	4,290,000	4,182,750
Crown American LLC, 4.5%, 1/15/23	5,755,000	5,438,475
Greif, Inc., 6.75%, 2/01/17	1,100,000	1,196,250
Greif, Inc., 7.75%, 8/01/19	980,000	1,107,400
Reynolds Group, 7.125%, 4/15/19	1,975,000	2,049,063
Reynolds Group, 9.875%, 8/15/19	735,000	791,963
Reynolds Group, 5.75%, 10/15/20	2,050,000	2,091,000
Reynolds Group, 8.25%, 2/15/21	3,965,000	4,202,900
Signode Industrial Group, 6.375%, 5/01/22 (z)	2,730,000	2,689,050

		$33,036,488
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$3,927,000	$4,329,518

Electronics - 1.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$3,235,000	$3,315,875
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,180,000	1,221,300
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)	925,000	901,875
Micron Technology, Inc., 5.875%, 2/15/22 (n)	2,630,000	2,761,500
Micron Technology, Inc., 5.5%, 2/01/25 (z)	1,765,000	1,756,175
Nokia Corp., 5.375%, 5/15/19	995,000	1,054,700
Nokia Corp., 6.625%, 5/15/39	1,015,000	1,083,513
NXP B.V., 5.75%, 2/15/21 (n)	1,375,000	1,430,000
NXP B.V., 5.75%, 3/15/23 (n)	2,610,000	2,694,825
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,320,000	3,469,400

		$19,689,163
Energy - Independent - 8.7%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$1,410,000	$1,360,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	1,175,000	1,133,875
Antero Resources Finance Corp., 6%, 12/01/20	2,270,000	2,366,475
Antero Resources Finance Corp., 5.375%, 11/01/21	2,220,000	2,247,750
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	3,240,000	3,248,100
Baytex Energy Corp., 5.125%, 6/01/21 (z)	465,000	461,513
Baytex Energy Corp., 5.625%, 6/01/24 (z)	2,340,000	2,304,900
Bill Barrett Corp., 7%, 10/15/22	3,070,000	3,146,750
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,075,000	1,155,625
BreitBurn Energy Partners LP, 7.875%, 4/15/22	4,755,000	4,968,975
Chaparral Energy, Inc., 7.625%, 11/15/22	2,980,000	3,121,550
Chesapeake Energy Corp., 5.75%, 3/15/23	1,060,000	1,131,550
Concho Resources, Inc., 6.5%, 1/15/22	2,440,000	2,598,600
Concho Resources, Inc., 5.5%, 4/01/23	3,565,000	3,689,775
Denbury Resources, Inc., 4.625%, 7/15/23	3,050,000	2,851,750

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
EP Energy LLC, 6.875%, 5/01/19	$1,205,000	$1,262,238
EP Energy LLC, 9.375%, 5/01/20	4,295,000	4,756,713
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,504,500
EPL Oil & Gas, Inc., 8.25%, 2/15/18	3,830,000	4,002,350
Halcon Resources Corp., 8.875%, 5/15/21	4,605,000	4,777,688
Harvest Operations Corp., 6.875%, 10/01/17	3,190,000	3,437,225
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,670,000	1,778,550
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,175,000	1,195,563
Laredo Petroleum, Inc., 7.375%, 5/01/22	960,000	1,046,400
LINN Energy LLC, 8.625%, 4/15/20	740,000	781,625
LINN Energy LLC, 7.75%, 2/01/21	3,614,000	3,785,665
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,760,000	1,808,400
MEG Energy Corp., 7%, 3/31/24 (n)	2,595,000	2,744,213
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,460,000	3,641,650
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	4,555,000	4,930,788
Range Resources Corp., 5%, 8/15/22	4,315,000	4,422,875
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	2,345,000	2,339,138
SandRidge Energy, Inc., 8.125%, 10/15/22	3,430,000	3,652,950
SM Energy Co., 6.5%, 11/15/21	3,455,000	3,705,488

		$95,361,857
Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$2,465,000	$2,656,038
Cedar Fair LP, 5.25%, 3/15/21	3,555,000	3,590,550
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,420,000	1,420,000
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,463,338
Cinemark USA, Inc., 4.875%, 6/01/23	2,060,000	2,013,650
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	3,845,000	4,152,600
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,490,000	3,472,550

		$19,768,726
Financial Institutions - 4.8%
Aircastle Ltd., 4.625%, 12/15/18	$2,840,000	$2,889,700
Aircastle Ltd., 5.125%, 3/15/21	1,415,000	1,418,538
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,190,603
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,935,000	2,179,114
CIT Group, Inc., 5.25%, 3/15/18	2,875,000	3,033,125
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,276,000	4,714,290
CIT Group, Inc., 5.5%, 2/15/19 (n)	4,287,000	4,576,373
CIT Group, Inc., 5%, 8/15/22	2,605,000	2,689,663
Icahn Enterprises LP, 6%, 8/01/20	3,160,000	3,294,300
Icahn Enterprises LP, 5.875%, 2/01/22	3,930,000	4,006,144
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,736,000	1,987,720
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,197,800

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	$3,815,000	$3,891,300
SLM Corp., 4.875%, 6/17/19	788,000	793,910
SLM Corp., 8%, 3/25/20	5,800,000	6,554,000
SLM Corp., 7.25%, 1/25/22	3,130,000	3,427,350
SLM Corp., 6.125%, 3/25/24	1,685,000	1,642,875

		$52,486,805
Food & Beverages - 1.4%
B&G Foods, Inc., 4.625%, 6/01/21	$2,250,000	$2,193,750
Constellation Brands, Inc., 3.75%, 5/01/21	430,000	419,250
Constellation Brands, Inc., 4.25%, 5/01/23	3,255,000	3,214,313
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	3,345,000	3,436,988
H.J. Heinz Co., 4.25%, 10/15/20	2,185,000	2,171,344
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	3,410,000	3,580,500

		$15,016,145
Forest & Paper Products - 0.5%
Appvion, Inc., 9%, 6/01/20 (n)	$2,680,000	$2,559,400
Tembec Industries, Inc., 11.25%, 12/15/18	2,440,000	2,616,900

		$5,176,300
Gaming & Lodging - 2.5%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$3,280,000	$3,460,400
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,450,000	1,377,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	2,840,000	2,825,800
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	3,315,000	3,472,463
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,550,000	1,643,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	610,000	625,250
MGM Resorts International, 6.625%, 12/15/21	2,985,000	3,227,531
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	2,130,000	2,273,775
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	1,860,000	1,915,800
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	3,045,000	3,022,163
Wynn Las Vegas LLC, 7.75%, 8/15/20	3,085,000	3,324,088

		$27,167,770
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$205,000	$209,100

Industrial - 1.3%
Dematic S.A., 7.75%, 12/15/20 (n)	$4,995,000	$5,344,650
Howard Hughes Corp., 6.875%, 10/01/21 (n)	3,755,000	3,952,138
Hyva Global B.V., 8.625%, 3/24/16 (n)	1,760,000	1,821,600
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	2,675,000	2,962,563

		$14,080,951

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$170,000	$179,945
Eksportfinans A.S.A., 5.5%, 6/26/17	2,915,000	3,128,757

		$3,308,702
Machinery & Tools - 1.3%
H&E Equipment Services Co., 7%, 9/01/22	$3,855,000	$4,173,038
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	3,210,000	3,193,950
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	1,415,000	1,439,763
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,890,000	2,062,463
United Rentals North America, Inc., 7.625%, 4/15/22	3,238,000	3,569,896

		$14,439,110
Major Banks - 1.1%
Bank of America Corp., FRN, 5.2%, 12/31/49	$3,900,000	$3,656,250
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	3,680,000	3,735,200
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	2,800,000	3,332,560
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	905,000	1,038,488

		$11,762,498
Medical & Health Technology & Services - 4.6%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$700,000	$705,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	5,695,000	5,823,138
Davita, Inc., 6.625%, 11/01/20	4,110,000	4,315,500
Davita, Inc., 5.125%, 7/15/24	1,755,000	1,728,675
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,640,000	1,746,600
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,375,000	1,502,188
HCA, Inc., 7.25%, 9/15/20	1,015,000	1,073,363
HCA, Inc., 7.5%, 2/15/22	5,140,000	5,821,050
HCA, Inc., 5.875%, 3/15/22	3,575,000	3,807,375
HCA, Inc., 5%, 3/15/24	2,340,000	2,322,450
HealthSouth Corp., 8.125%, 2/15/20	4,780,000	5,042,900
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	5,165,000	5,281,213
Tenet Healthcare Corp., 8%, 8/01/20	4,790,000	5,113,325
Tenet Healthcare Corp., 4.5%, 4/01/21	4,100,000	3,987,250
Universal Health Services, Inc., 7.625%, 8/15/20	2,750,000	2,805,000

		$51,075,277
Medical Equipment - 0.8%
Biomet, Inc., 6.5%, 8/01/20	$1,885,000	$2,033,255
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,430,000	1,569,425
Teleflex, Inc., 6.875%, 6/01/19	2,550,000	2,696,625

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 5.25%, 6/15/24 (n)	$2,155,000	$2,187,325

		$8,486,630
Metals & Mining - 4.7%
ArcelorMittal S.A., 6.75%, 2/25/22	$965,000	$1,044,613
ArcelorMittal S.A., 7.25%, 3/01/41	1,735,000	1,769,700
Arch Coal, Inc., 8%, 1/15/19 (n)	1,695,000	1,635,675
Arch Coal, Inc., 7.25%, 10/01/20	2,190,000	1,456,350
Century Aluminum Co., 7.5%, 6/01/21 (n)	3,675,000	3,895,500
Commercial Metals Co., 4.875%, 5/15/23	2,493,000	2,399,513
Consol Energy, Inc., 8.25%, 4/01/20	3,445,000	3,668,925
Consol Energy, Inc., 6.375%, 3/01/21	1,235,000	1,296,750
Consol Energy, Inc., 5.875%, 4/15/22 (n)	2,990,000	3,023,638
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	5,492,000	5,711,680
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,140,000	2,201,525
FMG Resources, 6.875%, 4/01/22 (n)	855,000	909,506
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	4,060,000	4,354,350
GrafTech International Co., 6.375%, 11/15/20	3,450,000	3,527,625
Molycorp, Inc., 10%, 6/01/20	955,000	849,950
Peabody Energy Corp., 6%, 11/15/18	2,110,000	2,104,725
Steel Dynamics, Inc., 5.25%, 4/15/23	2,230,000	2,246,725
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	1,150,000	1,213,250
Suncoke Energy, Inc., 7.625%, 8/01/19	2,570,000	2,724,200
TMS International Corp., 7.625%, 10/15/21 (n)	2,400,000	2,544,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,615,000	1,606,925
Walter Energy, Inc., 8.5%, 4/15/21	3,150,000	1,512,000

		$51,697,125
Midstream - 5.1%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,020,000	$1,073,550
Access Midstream Partners Co., 4.875%, 5/15/23	4,390,000	4,521,700
AmeriGas Finance LLC, 6.75%, 5/20/20	4,805,000	5,057,263
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	860,000	812,700
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	3,225,000	3,168,563
Crestwood Midstream Partners LP, 6%, 12/15/20	3,240,000	3,337,200
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	1,970,000	2,034,025
El Paso Corp., 7.75%, 1/15/32	6,530,000	7,215,650
Energy Transfer Equity LP, 7.5%, 10/15/20	3,405,000	3,805,088
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,085,000	1,120,263
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	4,705,000	4,904,963
MarkWest Energy Partners LP, 5.5%, 2/15/23	2,825,000	2,930,938
MarkWest Energy Partners LP, 4.5%, 7/15/23	2,429,000	2,392,565
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,720,000	2,815,200

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	$4,800,000	$4,872,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	1,705,000	1,730,575
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,321,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,685,000	1,685,000

		$55,799,056
Municipals - 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27	$1,200,000	$1,064,148

Network & Telecom - 1.9%
Centurylink, Inc., 6.45%, 6/15/21	$2,770,000	$2,977,750
Centurylink, Inc., 6.75%, 12/01/23	940,000	1,019,900
Centurylink, Inc., 7.65%, 3/15/42	2,830,000	2,830,000
Citizens Communications Co., 9%, 8/15/31	3,390,000	3,610,350
Frontier Communications Corp., 8.125%, 10/01/18	870,000	996,150
Qwest Corp., 7.5%, 10/01/14	3,000	3,032
Telecom Italia Capital, 6%, 9/30/34	1,180,000	1,156,400
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,105,000	3,011,850
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,900,000	2,056,750
TW Telecom Holdings, Inc., 5.375%, 10/01/22	950,000	1,028,375
Windstream Corp., 7.75%, 10/15/20	2,345,000	2,509,150

		$21,199,707
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$4,003,000	$4,223,165
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	3,865,000	3,681,413
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,595,000	2,689,069
Unit Corp., 6.625%, 5/15/21	3,765,000	3,953,240

		$14,546,887
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$1,170,000	$1,205,100

Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)	$2,973,000	$4,080,443

Pharmaceuticals - 1.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)	$4,260,000	$4,504,950
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	2,485,000	2,497,424
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	1,670,000	1,745,150

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	$5,100,000	$5,329,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	2,700,000	2,862,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)	1,560,000	1,684,800

		$18,623,824
Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)	$1,990,000	$2,014,875
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	3,310,000	3,384,475
IAMGOLD Corp., 6.75%, 10/01/20 (n)	1,444,000	1,328,480

		$6,727,830
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$355,660
Gannett Co., Inc., 6.375%, 10/15/23 (n)	2,900,000	3,059,500
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,429,150
Lamar Media Corp., 5%, 5/01/23	2,255,000	2,235,269
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,165,000	2,132,525

		$9,212,104
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$2,270,000	$2,304,050

Real Estate - Healthcare - 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$3,825,000	$4,016,250
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,275,000	2,445,625
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,400,000	3,621,000

		$10,082,875
Real Estate - Other - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$2,585,000	$2,636,700
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	4,725,000	4,819,500
ERP Properties, REIT, 7.75%, 7/15/20	1,805,000	2,188,981
ERP Properties, REIT, 5.75%, 8/15/22	805,000	873,972
Felcor Lodging LP, REIT, 5.625%, 3/01/23	3,460,000	3,460,000

		$13,979,153
Retailers - 1.8%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,315,000	$4,433,663
Bon Ton Stores, Inc., 8%, 6/15/21	2,380,000	2,165,800
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	2,770,000	3,041,820
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (p)(n)	2,580,000	2,605,800
Limited Brands, Inc., 7%, 5/01/20	1,295,000	1,463,350
Limited Brands, Inc., 6.95%, 3/01/33	720,000	748,800
Rite Aid Corp., 9.25%, 3/15/20	3,760,000	4,211,200

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	$1,495,000	$1,592,175

		$20,262,608
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$3,020,000	$3,080,400

Specialty Stores - 0.6%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$2,635,000	$2,595,475
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)	1,180,000	1,227,200
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,350,000	2,314,750

		$6,137,425
Telecommunications - Wireless - 4.2%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,143,450
Crown Castle International Corp., 5.25%, 1/15/23	2,685,000	2,711,850
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,420,000	2,474,450
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,282,225
Digicel Group Ltd., 6%, 4/15/21 (n)	1,225,000	1,246,438
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,756,965
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,431,975
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,597,750
Sprint Corp., 7.875%, 9/15/23 (n)	3,340,000	3,573,800
Sprint Corp., 7.125%, 6/15/24 (n)	3,715,000	3,789,300
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	2,046,013
Sprint Nextel Corp., 6%, 11/15/22	3,210,000	3,161,850
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	488,656
T-Mobile USA, Inc., 6.5%, 1/15/24	1,440,000	1,501,200
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,527,263
T-Mobile USA, Inc., 6.25%, 4/01/21	5,495,000	5,742,275
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	1,984,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,140,000	3,069,350
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	3,615,000	3,768,638

		$46,297,948
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$965,000	$1,022,900
Level 3 Financing, Inc., 8.625%, 7/15/20	1,320,000	1,435,500

		$2,458,400
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,465,000	$1,432,565

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 2.2%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,000,000	$4,185,000
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	4,255,000	4,659,225
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	538,000	548,760
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,132,000	3,171,150
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,405,000	3,464,588
Stena AB, 7%, 2/01/24 (n)	5,125,000	5,406,875
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,140,000	2,148,025
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	842,985

		$24,426,608
Utilities - Electric Power - 2.0%
AES Corp., 7.375%, 7/01/21	$2,030,000	$2,314,200
Calpine Corp., 5.375%, 1/15/23	1,760,000	1,724,800
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,590,300
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,259,063
InterGen N.V., 7%, 6/30/23 (n)	2,375,000	2,363,125
NRG Energy, Inc., 8.25%, 9/01/20	4,025,000	4,326,875
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,440,000	1,483,200
NRG Energy, Inc., 6.625%, 3/15/23	3,315,000	3,414,450

		$21,476,013
Total Bonds (Identified Cost, $997,330,683)		$1,016,030,072

Floating Rate Loans (g)(r) - 3.8%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$2,287,745	$2,271,404

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$3,290,562	$3,267,426
HD Supply, Term Loan B, 6/28/18 (o)	1,800,951	1,798,700

		$5,066,126
Cable TV - 0.2%
Cequel Communications LLC, Term Loan, 2/14/19 (o)	$1,812,492	$1,800,408

Conglomerates - 0.5%
Entegris, Inc., Term Loan B, 3.5%, 2/21/21	$3,008,243	$2,978,160
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	2,180,545	2,170,665

		$5,148,825
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,172,205	$2,171,527

Containers - 0.1%
Berry Plastics, Term Loan E, 1/06/21 (o)	$1,682,179	$1,665,884

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,027,718	$3,020,602

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,422,407	$1,421,645

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,073,015	$1,076,223

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 2/15/20	$695,885	$695,512

Gaming & Lodging - 0.3%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,085,531	$3,069,461

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 3.25%, 1/27/21	$549,457	$550,525
Davita Healthcare, Term Loan B, 3.5%, 5/29/21	1,177,874	1,175,140

		$1,725,665
Metals & Mining - 0.1%
Fortescue Metals Group Ltd., Term Loan B, 4.25%, 6/30/19	$1,690,996	$1,684,655

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/21	$2,111,557	$2,098,360

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/07/21	$937,940	$946,147

Specialty Stores - 0.2%
Mens Wearhouse, Inc., Term Loan B, 4.5%, 3/11/21	$2,408,712	$2,426,778

Transportation - Services - 0.3%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$3,087,965	$3,099,545

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/07/20	$2,619,701	$2,565,261
Total Floating Rate Loans (Identified Cost, $42,051,534)		$41,954,028

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a) (Identified Cost, $699,432)	48,891	$244,455

18

Portfolio of Investments (unaudited) – continued

Convertible Bonds - 0.1%
Issuer	Shares/Par	Value ($)

Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/15 (a)(d) (Identified Cost, $572,250)	$582,000	$590,730

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z) (Identified Cost, $1,552,313)	1,639	$1,630,805

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	19,455,186	$19,455,186
Total Investments (Identified Cost, $1,061,661,398)		$1,079,905,276

Other Assets, Less Liabilities - 1.8%		20,200,142
Net Assets - 100.0%		$1,100,105,418

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $351,027,073, representing 31.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$125,775	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	—	—
Total	$125,775	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from

19

Portfolio of Investments (unaudited) – continued

registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	6/02/2014	$925,000	$901,875
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	1,552,313	1,630,805
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	1,410,000	1,360,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14	1,175,000	1,133,875
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	342,164	355,660
Ardagh Packaging Finance PLC, 6%, 6/30/21	6/20/14-6/24/14	2,225,846	2,110,550
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	3,284,862	3,248,100
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14-7/15/14	2,004,364	2,014,875
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	465,000	461,513
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	2,353,939	2,304,900
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	700,000	705,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	5,862,451	5,823,138
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	1,170,000	1,205,100
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	9/24/14-6/02/14	4,537,508	4,504,950
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	1,000,633	961,538
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	2,449,050	2,370,775
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	1,415,000	1,439,763
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	1,219,764	1,227,200
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	1,765,000	1,756,175
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	1,885,619	1,869,300
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	1,705,000	1,730,575
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	2,387,709	2,339,138
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	2,239,881	2,207,625
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	2,752,894	2,689,050
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	1,208,323	1,213,250
TransDigm, Inc., 6%, 7/15/22	5/20/14	375,000	376,875
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	1,577,786	1,585,700
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	3,615,000	3,768,638
Total Restricted Securities			$53,296,843
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

20

Portfolio of Investments (unaudited) – continued

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	5,754,385	10/10/14	$7,835,458	$7,707,178	$128,280

Liability Derivatives
BUY	EUR	Deutsche Bank	593,000	10/10/14	$798,788	$794,239	$(4,549)

Futures Contracts at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	88	$10,965,625	September - 2014	$95,896

Swap Agreements at 7/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	14,580,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,266,526

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $760,873.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

21

Portfolio of Investments (unaudited) – continued

At July 31, 2014, the fund had cash collateral of $1,564,400 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,042,206,212)	$1,060,450,090
Underlying affiliated funds, at cost and value	19,455,186
Total investments, at value (identified cost, $1,061,661,398)	$1,079,905,276
Cash	312,497
Restricted cash	1,564,400
Receivables for
Forward foreign currency exchange contracts	128,280
Daily variation margin on open futures contracts	118,524
Investments sold	11,000,641
Fund shares sold	482,588
Interest and dividends	18,976,750
Swaps, at value (net unamortized premiums paid, $760,873)	1,266,526
Other assets	2,829
Total assets	$1,113,758,311
Liabilities
Payables for
Distributions	$15
Forward foreign currency exchange contracts	4,549
Investments purchased	11,488,462
Fund shares reacquired	2,091,364
Payable to affiliates
Investment adviser	96
Shareholder servicing costs	12
Accrued expenses and other liabilities	68,395
Total liabilities	$13,652,893
Net assets	$1,100,105,418
Net assets consist of
Paid-in capital	$1,074,909,103
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	18,966,203
Accumulated net realized gain (loss) on investments and foreign currency	8,225,449
Accumulated distributions in excess of net investment income	(1,995,337)
Net assets	$1,100,105,418
Shares of beneficial interest outstanding	111,752,364
Net asset value per share (net assets of $1,100,105,418 / 111,752,364 shares of beneficial interest outstanding)	$9.84

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$35,223,182
Dividends	112,689
Dividends from underlying affiliated funds	8,496
Total investment income	$35,344,367
Expenses
Shareholder servicing costs	$24
Administrative services fee	8,679
Custodian fee	65,343
Shareholder communications	3,504
Audit and tax fees	20,064
Legal fees	5,842
Registration fees	68,819
Miscellaneous	19,198
Total expenses	$191,473
Fees paid indirectly	(475)
Reduction of expenses by investment adviser	(1,155)
Net expenses	$189,843
Net investment income	$35,154,524
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,538,514
Futures contracts	(179,939)
Swap agreements	120,712
Foreign currency	7,048
Net realized gain (loss) on investments and foreign currency	$12,486,335
Change in unrealized appreciation (depreciation)
Investments	$(11,608,607)
Futures contracts	95,896
Swap agreements	92,149
Translation of assets and liabilities in foreign currencies	8,764
Net unrealized gain (loss) on investments and foreign currency translation	$(11,411,798)
Net realized and unrealized gain (loss) on investments and foreign currency	$1,074,537
Change in net assets from operations	$36,229,061

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/14	Period ended 1/31/14 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$35,154,524	$59,893,365
Net realized gain (loss) on investments and foreign currency	12,486,335	7,836,022
Net unrealized gain (loss) on investments and foreign currency translation	(11,411,798)	(12,177,417)
Change in net assets from operations	$36,229,061	$55,551,970
Distributions declared to shareholders
From net investment income	$(36,188,794)	$(63,296,637)
From net realized gain on investments	(571,666)	(7,958,402)
Total distributions declared to shareholders	$(36,760,460)	$(71,255,039)
Change in net assets from fund share transactions	$(13,072,022)	$1,129,411,908
Total change in net assets	$(13,603,421)	$1,113,708,839
Net assets
At beginning of period	1,113,708,839	—
At end of period (including accumulated distributions in excess of net investment income of $1,995,337 and $961,067, respectively)	$1,100,105,418	$1,113,708,839

(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/14 (unaudited)		Period Ended 1/31/14 (c)
Net asset value, beginning of period	$9.85		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.04)
Total from investment operations	$0.38		$0.51
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.59)
From net realized gain on investments	(0.01)		(0.07)
Total distributions declared to shareholders	$(0.39)		$(0.66)
Net asset value, end of period (x)	$9.84		$9.85
Total return (%) (r)(s)(x)	3.27	(n)	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.03	(a)	0.02	(a)
Expenses after expense reductions (f)	0.03	(a)	0.02	(a)
Net investment income	6.41	(a)	6.54	(a)
Portfolio turnover	28	(n)	42	(n)
Net assets at end of period (000 omitted)	$1,100,105		$1,113,709

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

27

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

28

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements.

29

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$244,455	$1,630,805	$—	$1,875,260
Non-U.S. Sovereign Debt	—	3,308,702	—	3,308,702
Municipal Bonds	—	2,496,713	—	2,496,713
U.S. Corporate Bonds	—	817,766,163	—	817,766,163
Foreign Bonds	—	193,049,224	—	193,049,224
Floating Rate Loans	—	41,954,028	—	41,954,028
Mutual Funds	19,455,186	—	—	19,455,186
Total Investments	$19,699,641	$1,060,205,635	$—	$1,079,905,276

Other Financial Instruments
Futures Contracts	$95,896	$—	$—	$95,896
Swap Agreements	—	1,266,526	—	1,266,526
Forward Foreign Currency Exchange Contracts	—	123,731	—	123,731

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

30

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$95,896	$—
Foreign Exchange	Forward Foreign Currency Exchange	128,280	(4,549)
Credit	Credit Default Swaps	1,266,526	—
Total		$1,490,702	$(4,549)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(179,939)	$—	$—	$—
Foreign Exchange	—	—	29,583	—
Equity	—	—	—	(155,258)
Credit	—	120,712	—	—
Total	$(179,939)	$120,712	$29,583	$(155,258)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$95,896	$—	$—
Foreign Exchange	—	—	9,190
Credit	—	92,149	—
Total	$95,896	$92,149	$9,190

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a

31

Notes to Financial Statements (unaudited) – continued

termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

32

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”)

33

Notes to Financial Statements (unaudited) – continued

immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation

34

Notes to Financial Statements (unaudited) – continued

and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are

35

Notes to Financial Statements (unaudited) – continued

recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

36

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/14
Ordinary income (including any short-term capital gains)	$63,296,637
Long-term capital gains	7,958,402
Total distributions	$71,255,039

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/14
Cost of investments	$1,061,714,599
Gross appreciation	25,946,538
Gross depreciation	(7,755,861)
Net unrealized appreciation (depreciation)	$18,190,677

As of 1/31/14
Undistributed ordinary income	6,155,826
Undistributed long-term capital gain	385,606
Post-October capital loss deferral	(313,726)
Other temporary differences	(6,497,623)
Net unrealized appreciation (depreciation)	25,997,631

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2014, out-of-pocket expenses amounted to $24. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide

37

Notes to Financial Statements (unaudited) – continued

these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2014 was equivalent to an annual effective rate of 0.0016% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees currently are not receiving any payments for their services to the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended July 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,490 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,155, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 22, 2013, MFS purchased 3 shares of the fund for an aggregate amount of $30. On March 25, 2013, the fund recorded a tax-free exchange of shares of the fund for high income debt instruments, accrued interest, and cash from certain other MFS funds. The transfer was accomplished by a tax-free exchange by the fund of 101,722,062 shares valued at $1,017,220,613 for investments from certain other MFS funds valued at approximately $979,990,962, with a cost basis of approximately $937,435,544, accrued interest of approximately $18,451,190, and cash of approximately $18,778,461. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from the other MFS funds were carried forward.

38

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended July 31, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $301,655,857 and $315,309,753, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/14		Period ended 1/31/14 (c)
	Shares	Amount	Shares	Amount
Shares sold	5,296,050	$52,814,230	20,852,835	$206,073,744
Shares issued in connection with in-kind transfer	—	—	101,722,062	1,017,220,613
Shares issued to shareholders in reinvestment of distributions	3,690,028	36,760,460	7,226,002	71,253,854
Shares reacquired	(10,320,098)	(102,646,712)	(16,714,515)	(165,136,303)
Net change	(1,334,020)	$(13,072,022)	113,086,384	$1,129,411,908

(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS High Yield Opportunities Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 48%, 39%, 10%, and 3%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2014, the fund’s commitment fee and interest expense were $2,231 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

39

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,978,615	170,719,254	(161,242,683)	19,455,186

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,496	$19,455,186

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in U.S. high yield bonds, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (iv) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (v) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vi) information regarding

41

Board Review of Investment Advisory Agreement – continued

the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

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Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative services provided to the Fund by MFS under an agreement other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.